UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4443

Eaton Vance Investment Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2008

Item 1. Reports to Stockholders

Semiannual Report September 30, 2008

EATON VANCE
NATIONAL
LIMITED
MATURITY
MUNICIPALS
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2008

INVESTMENT UPDATE

Eaton Vance National Limited Maturity Municipals Fund (the “Fund”) is designed to provide a high level of current income exempt from regular federal income tax and limited principal fluctuation. The Fund invests primarily in investment-grade municipal obligations but may also invest in lower-rated obligations.

Economic and Market Conditions

Economic growth in the third quarter of 2008 retracted 0.3%, down from a positive second quarter growth rate of 2.8%, according to preliminary data released by the U.S. Department of Commerce. Most of the major Gross Domestic Product (GDP) components led to the decline; however, most influential was a sharp downturn in personal consumption expenditures by consumers. While high commodity prices began to mitigate over the quarter, management believes consumers continued to pare costs as they remained cautious of what increasingly has become a weaker economic environment. Rising unemployment levels, now at a five-year high, combined with the fading effect of government economic stimulus checks, have led to constrained personal consumption and overall economic contraction for the quarter. The housing market continues to weigh on the economy, with new home sales continuing to fall and existing home sales beginning to stabilize only as cautious buyers begin to see value in distressed pricing. Low home prices continue to pressure consumers and banks, causing increased bank foreclosures and more mark-to-market write downs of mortgage-backed securities at commercial banks and financial institutions.

During the six months ended September 30, 2008, the capital markets have experienced historic events resulting in unprecedented volatility. During the second week of September 2008, the federal government took control of federally-chartered mortgage giants Fannie Mae and Freddie Mac. The following week, Lehman Brothers filed for bankruptcy protection and Merrill Lynch was acquired by Bank of America. Later in the month, Goldman Sachs and Morgan Stanley petitioned the Federal Reserve (the Fed) to become bank holding companies. These actions, in conjunction with Bear Stearns’ acquisition by JP Morgan in March 2008, drastically redefined the Wall Street landscape. In addition to the independent Wall Street brokerages, the banking sector was shaken by the failure of Washington Mutual and the sale of Wachovia. In the insurance sector, the federal government provided an $85 billion loan to help stabilize American International Group, Inc. (AIG). Finally, the U.S. Congress approved a $700 billion program authorizing the federal government to purchase troubled assets from financial institutions.

During the six months ended September 30, 2008, the Fed left rates unchanged at its June, August and September 2008 meetings after lowering the Federal Funds rate to 2.0% from 5.25% between August 2007 and May 2008. In addition to its interest rate policy, the Fed has also taken extraordinary action through a variety of innovative lending techniques in an attempt to facilitate an easing of the credit crisis.

Management Discussion

Relative to its benchmark, the Lehman Brothers 7-Year Municipal Bond Index(1) – an unmanaged market index of intermediate-maturity municipal obligations – the Fund underperformed for the six months ended September 30, 2008. Management believes that much of the underperformance can be attributed to the broader-based credit crisis that has rattled the fixed- income markets since August 2007, which led investors to move their capital into the Treasury market, particularly in shorter-maturity bonds. This move was originally driven by uncertainty surrounding financial companies’ exposure to subprime mortgage-backed debt but later spread to the municipal market when major municipal bond insurers suffered rating downgrades due to their exposure to mortgage-related products. As a result of an active management style that focuses on income and longer call protection, the Fund generally holds longer-duration intermediate-maturity bonds than funds in its peer group. Management believes that investors’ flight to shorter-maturity uninsured bonds from longer- and intermediate-maturity insured bonds, which has taken place over the past six months, resulted in the Fund’s relative underperformance for the six months ended September 30, 2008.

(1) It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

Past performance is no guarantee of future results.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

The ratio of yields on current coupon AAA-rated insured bonds to the yield on 30-year Treasury bonds was 124.1% as of September 30, 2008, with many individual bonds trading higher than 124.1%.(1) Management believes that this was the result of dislocation in the fixed-income marketplace caused by fears of the broader credit crisis, insurance companies’ mark-to-market risks and the decentralized nature of the municipal marketplace. Historically, this is a rare occurrence in the municipal bond market and is generally considered a signal that municipal bonds are significantly undervalued relative to taxable Treasury bonds.

Against this backdrop, management continues to manage all of its municipal funds with the same relative value approach that it has traditionally employed – maintaining a long-term perspective when markets exhibit extreme short-term volatility. We believe this approach has provided excellent long-term benefits to our investors over time.

(1)  Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund’s yield.

2

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2008

PERFORMANCE INFORMATION

Fund Performance(1)	Class A	Class B	Class C
Share Class Symbol	EXNAX	ELNAX	EZNAX
Average Annual Total Returns (at net asset value)
Six Months	-3.38%	-3.85%	-3.78%
One Year	-4.59	-5.31	-5.34
Five Years	2.10	1.34	1.32
Ten Years	3.28	2.49	2.47
Life of Fund†	4.08	3.68	3.00

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-5.57%	6.69%	-4.73%
One Year	-6.77	-8.07	-6.26
Five Years	1.64	1.34	1.32
Ten Years	3.04	2.49	2.47
Life of Fund†	3.89	3.68	3.00

†Inception Dates – Class A: 6/27/96; Class B: 5/22/92; Class C: 12/8/93

Total Annual Operating Expenses(2)	Class A	Class B	Class C
Expense Ratio	0.76%	1.51%	1.51%

Distribution Rates/Yields	Class A	Class B	Class C
Distribution Rate(3)	4.14%	3.33%	3.32%
Taxable-Equivalent Distribution Rate(3),(4)	6.37	5.12	5.11
SEC 30-day Yield(5)	4.03	3.35	3.36
Taxable-Equivalent SEC 30-day Yield(4),(5)	6.20	5.15	5.17

Portfolio Manager: William H. Ahern, Jr., CFA

Index Performance(6)

Lehman Brothers 7-Year Municipal Bond Index – Average Annual Total Returns
Six Months	-0.73%
One Year	2.59
Five Years	3.11
Ten Years	4.47

Lipper Averages(7)

Lipper Intermediate Municipal Debt Funds Classification – Average Annual Total Returns
Six Months	-2.09%
One Year	-0.77
Five Years	1.96
Ten Years	3.38

(1) Average Annual Total Returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 2.25% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2) Source: Prospectus dated 8/1/08. Includes interest expense of 0.05% relating to the Fund’s liability with respect to floating-rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and as a result, net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share in the period (annualized) by the net asset value at the end of the period.

(4) Taxable-equivalent figures assume a maximum 35.00% federal income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Intermediate Municipal Debt Funds Classification contained 167, 163, 126 and 77 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2008

PORTFOLIO COMPOSITION

Rating Distribution*(1)

By total investments

* The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at September 30, 2008 is as follows, and the average rating is A+

AAA	24.2%
AA	37.3%
A	15.3%
BBB	13.0%
BB	0.1%
B	2.0%
CCC	0.2%
Non-Rated	7.9%

(1) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

Fund Statistics(2)

•	Number of Issues:	227
•	Average Maturity:	11.9	years
•	Average Effective Maturity:	9.6	years
•	Average Call Protection:	7.5	years
•	Average Dollar Price:	$96.64

(2) Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

4

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2008 – September 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance National Limited Maturity Municipals Fund

	Beginning Account Value (4/1/08)	Ending Account Value (9/30/08)	Expenses Paid During Period* (4/1/08 – 9/30/08)
Actual
Class A	$1,000.00	$966.20	$3.60
Class B	$1,000.00	$961.50	$7.28
Class C	$1,000.00	$962.20	$7.33
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.70
Class B	$1,000.00	$1,017.60	$7.49
Class C	$1,000.00	$1,017.60	$7.54

* Expenses are equal to the Fund's annualized expense ratio of 0.73% for Class A shares, 1.48% for Class B shares and 1.49% for Class C shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2008.

5

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.6%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 0.8%
$1,620	Carbon County, PA, Industrial Development Authority/Agency, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$1,639,148
985	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	952,318
675	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	614,115
2,065	Western Generation Agency, OR, (Wauna Cogeneration), (AMT), 5.00%, 1/1/12	1,982,854
		$5,188,435
Education — 1.0%
$2,000	Illinois Educational Facility Authority, (Art Institute of Chicago), 4.45%, 3/1/34	$2,005,920
420	Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 5.50%, 5/1/20	397,589
250	Maryland State Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.25%, 7/1/18	223,330
1,580	Missouri State Health and Educational Facilities Authority, (St. Louis University), 5.50%, 10/1/16	1,706,131
1,700	University of Illinois, 0.00%, 4/1/15	1,272,263
1,000	University of Illinois, 0.00%, 4/1/16	704,420
		$6,309,653
Electric Utilities — 5.3%
$6,500	Chesterfield County, VA, Industrial Development Authority, (Virginia Electric and Power Co.), 5.50%, 10/1/09	$6,517,875
3,000	Delaware County, PA, Industrial Development Authority Pollution Control, (Peco Energy Co.), 4.00%, 12/1/12	2,945,070
2,000	Municipal Electric Authority of Georgia, 5.25%, 1/1/21	1,987,340
2,500	New Hampshire Business Finance Authority Pollution Control, (Central Maine Power Co.), 5.375%, 5/1/14	2,526,525
3,050	New York Energy Research and Development Authority Facility, (AMT), 4.70%, 6/1/36	3,037,373
1,000	North Carolina Municipal Power Agency, (Catawba), 6.375%, 1/1/13	1,043,310
3,000	Rapides Finance Authority, LA, (Cleco Power LLC), (AMT), 6.00%, 10/1/38(1)	2,999,190
6,500	Rapides Finance Authority, LA, (Cleco Power LLC), (AMT), Variable Rate, 5.25% until 3/1/13, 11/1/37	6,250,270
1,250	Sam Rayburn, TX, Municipal Power Agency, Power Supply System, 6.00%, 10/1/16	1,258,812
1,000	San Antonio, TX, Electric and Natural Gas, 4.50%, 2/1/21	947,610

Principal Amount (000's omitted)	Security	Value
Electric Utilities (continued)
$1,365	Titus County, TX, Fresh Water Supply District, 4.50%, 7/1/11	$1,353,084
2,500	Wake County, NC, Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	2,508,200
		$33,374,659
Escrowed / Prerefunded — 3.7%
$1,500	California Department of Water Resource Power Supply, Prerefunded to 5/1/12, 5.125%, 5/1/18	$1,619,715
125	Forsyth County, GA, Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.00%, 10/1/08	125,009
3,000	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	3,113,910
125	Mesquite, TX, Health Facilities Development, (Christian Care Centers), Escrowed to Maturity, 7.00%, 2/15/10	129,246
2,000	Michigan Hospital Finance Authority, (Henry Ford Health System), Prerefunded to 3/1/13, 5.50%, 3/1/14	2,156,880
1,235	New Jersey Educational Facilities Authority, (Steven's Institute of Technology), Escrowed to Maturity, 5.00%, 7/1/12	1,308,248
465	New York City, NY, Prerefunded to 12/1/11, 5.625%, 12/1/13	502,823
1,195	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	1,161,050
455	North Miami, FL, Health Facilities Authority, (Imperial Club), Prerefunded to 1/1/09, 6.75%, 1/1/33	472,613
2,000	Orange County, FL, Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/12, 5.25%, 11/15/18	2,155,800
10,000	Triborough Bridge and Tunnel Authority, NY, Escrowed to Maturity, 5.50%, 1/1/17	10,866,100
125	Willacy County, TX, Local Government Corp., Escrowed to Maturity, 6.00%, 3/1/09	126,654
		$23,738,048
General Obligations — 10.8%
$15,000	California, 5.00%, 8/1/19	$15,124,200
6,500	Klein, TX, Independent School District, 3.75%, 8/1/21	5,634,915
10,000	Maryland, 5.00%, 3/15/21	10,162,500
10,000	Maryland State and Local Facilities, 5.00%, 8/1/18	10,493,800
10,000	Minnesota, 5.00%, 11/1/22	10,080,300
5,000	New York City, NY, 5.00%, 8/1/19	4,987,650
1,035	New York City, NY, 5.625%, 12/1/13	1,081,709
10,000	Wake County, NC, 5.00%, 2/1/16	10,718,500
		$68,283,574

See notes to financial statements
6

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Health Care-Miscellaneous — 0.3%
$640	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 5.60%, 10/1/14	$614,381
1,200	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.25%, 10/1/24	1,072,836
333	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(2)	340,649
		$2,027,866
Hospital — 7.8%
$2,000	Allegheny County, PA, Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 6/15/18	$1,949,140
6,500	California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	6,357,130
550	Colorado Health Facilities Authority, (Parkview Episcopal Medical Center), 5.75%, 9/1/09	561,248
2,500	Cuyahoga County, OH, (Cleveland Clinic Health System), 6.00%, 1/1/17	2,665,250
2,500	Henderson, NV, Health Care Facilities, (Catholic Healthcare West), 5.00%, 7/1/13	2,524,000
1,250	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.00%, 11/15/16	1,237,200
1,950	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.125%, 11/15/20	1,850,043
2,760	Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50%, 1/15/47	2,810,536
1,000	Lexington County, SC, (Health Services, Inc.), 5.00%, 11/1/15	997,360
7,470	Michigan Hospital Finance Authority, (Ascension Health), 5.00%, 11/1/12(3)	7,717,481
1,000	Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	983,780
2,000	Michigan Hospital Finance Authority, (Oakwood Obligations Group), 5.00%, 7/15/12	2,031,520
1,750	Michigan Hospital Finance Authority, (Oakwood Obligations Group), 5.00%, 7/15/13	1,769,022
2,085	New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	1,830,192
500	Quincy, IL, Hospital Revenue, 5.00%, 11/15/08	500,990
1,740	Saginaw, MI, Hospital Finance Authority, 5.125%, 7/1/22	1,609,378
2,000	South Carolina Jobs Economic Development Authority, (Palmetto Health Alliance), 6.00%, 8/1/12	2,084,300
6,785	South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/15	6,809,290
1,000	Sullivan County, TN, Health Educational and Housing Facilities Board, (Wellmont Health System), 5.00%, 9/1/19	914,160
1,000	University of Kansas Hospital Authority, 5.00%, 9/1/16	986,030
1,000	University of Kansas Hospital Authority, 5.00%, 9/1/17	973,800
		$49,161,850

Principal Amount (000's omitted)	Security	Value
Housing — 0.5%
$2,500	California Housing Finance Agency, (AMT), 4.75%, 8/1/21	$2,202,375
600	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	570,738
645	Sandoval County, NM, Multifamily, 6.00%, 5/1/32(2)	556,422
95	Texas Student Housing Corp., (University of North Texas), 3.282%, 7/1/49(4)	91,221
		$3,420,756
Industrial Development Revenue — 10.3%
$400	Austin, TX, (Cargoport Development LLC), (AMT), 8.30%, 10/1/21	$401,584
1,500	Dallas-Fort Worth, TX, International Airport Facilities Improvements Corp., (AMT), 9.00%, 5/1/29	990,060
3,000	De Soto Parish, LA, (International Paper Co.), (AMT), 5.00%, 11/1/18	2,499,990
860	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.25%, 10/1/32	551,518
1,905	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	1,315,536
3,400	Gilliam County, OR, Solid Waste Revenue, 4.15%, 8/1/25	3,384,938
2,000	Gulf Coast, TX, Waste Disposal Authority, (Waste Management), (AMT), 4.55%, 4/1/12	1,910,200
1,630	Houston, TX, Industrial Development Corp., (AMT), 6.375%, 1/1/23	1,495,541
9,990	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	8,681,810
1,000	Massachusetts Development Finance Agency, (Waste Management, Inc.), (AMT), 6.90%, 12/1/29	1,021,000
1,000	Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 4.50%, 12/1/13	910,910
5,650	Mission, TX, Economic Development Corp., (Allied Waste Industries), (AMT), 5.20%, 4/1/18	4,952,677
1,430	Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	1,287,086
1,440	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/19	1,190,347
3,000	New York City, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.50%, 8/1/16	2,659,440
2,750	New York City, NY, Industrial Development Agency, (Terminal One Group), (AMT), 5.50%, 1/1/14	2,801,150
5,000	New York City, NY, Industrial Development Agency, (Terminal One Group), (AMT), 5.50%, 1/1/15	5,049,550
1,850	Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	1,670,069

See notes to financial statements
7

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue (continued)
$6,000	Port Longview, WA, Industrial Development Corp., Solid Waste Disposal, (Weyerhaeuser Co.), (AMT), 6.875%, 10/1/08	$6,000,420
10,175	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	7,879,011
2,825	Toledo Lucas County, OH, Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	2,830,509
7,605	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	5,937,147
		$65,420,493
Insured-Education — 1.2%
$2,025	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	$2,021,092
5,150	New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,092,474
500	Southern Illinois University, Housing and Auxiliary Facilities, (MBIA), 0.00%, 4/1/17	324,490
		$7,438,056
Insured-Electric Utilities — 3.2%
$750	California Pollution Control Financing Authority, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	$724,725
2,000	Forsyth, MT, PCR, (Avista Corp.), (AMBAC), 5.00%, 10/1/32	1,992,580
8,000	Hillsborough County, FL, Industrial Development Authority, Pollution Control Revenue, (Tampa Electric Co.), (AMBAC), 5.00%, 12/1/34	8,090,400
3,000	Illinois Municipal Electric Agency Power Supply, (FGIC), 5.25%, 2/1/16	3,141,750
4,800	Long Island Power Authority, NY, (FGIC), 5.00%, 12/1/19	4,807,248
400	Piedmont, SC, Municipal Power Agency, (MBIA), 5.00%, 1/1/15	402,384
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,004,810
		$20,163,897
Insured-Escrowed / Prerefunded — 2.3%
$425	Metropolitan Transportation Authority, NY, Commuter Facilities, (AMBAC), Escrowed to Maturity, 5.00%, 7/1/20	$425,370
1,000	Metropolitan Transportation Authority, NY, Transit Facilities, (FGIC), Prerefunded to 10/1/15, 4.50%, 4/1/18	1,047,700
3,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 5.00%, 11/15/17	3,222,090

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded (continued)
$2,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 5.00%, 11/15/18	$2,148,060
1,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 5.00%, 11/15/22	1,074,030
5,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 5.00%, 11/15/24	5,370,150
1,400	Springfield, OH, City School District, Clark County, (FGIC), Prerefunded to 12/1/11, 5.00%, 12/1/17	1,509,116
		$14,796,516
Insured-General Obligations — 8.1%
$8,000	Boston, MA, (MBIA), 0.125%, 3/1/22	$3,996,640
1,000	Hillsborough Township, NJ, School District, (FSA), 5.375%, 10/1/18	1,073,020
5,000	Jackson Township, NJ, School District, (Baptist Healthcare Systems), (MBIA), 5.25%, 6/15/23	5,035,300
1,055	Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), 5.25%, 6/15/21	1,058,893
1,175	Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), 5.25%, 6/15/22	1,173,202
5,000	Massachusetts, (MBIA), 5.50%, 10/1/20	5,245,250
10,000	Miami, FL, (Homeland Defense), (MBIA), 5.00%, 1/1/19	10,168,300
5,580	New Orleans, LA, (MBIA), 5.25%, 12/1/15	5,821,837
5,000	Puerto Rico, (AGC), 5.00%, 7/1/16	5,083,150
2,450	Springfield, OH, City School District, Clark County, (AMBAC), 4.30%, 12/1/14	2,490,523
1,000	St. Louis, MO, Board of Education, (FSA), 0.00%, 4/1/16	711,690
10,000	Washington, (AMBAC), 0.00%, 12/1/22	4,553,400
4,275	West Virginia, (FGIC), 0.00%, 11/1/21	2,091,074
1,800	Wilmington, DE, (FSA), 5.00%, 12/1/22	1,792,818
1,230	Wilmington, DE, (FSA), 5.00%, 12/1/23	1,218,315
		$51,513,412
Insured-Hospital — 1.7%
$1,000	Harris County, TX, Hospital District, (MBIA), 5.00%, 2/15/11	$1,027,540
1,000	Harris County, TX, Hospital District, (MBIA), 5.00%, 2/15/12	1,030,050
1,000	Harris County, TX, Hospital District, (MBIA), 5.00%, 2/15/13	1,030,610
500	Harris County, TX, Hospital District, (MBIA), 5.00%, 2/15/14	514,680

See notes to financial statements
8

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Hospital (continued)
$3,555	Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (MBIA), 5.00%, 8/1/19	$3,522,827
3,745	Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (MBIA), 5.00%, 8/1/20	3,662,311
		$10,788,018
Insured-Lease Revenue / Certificates of Participation — 0.6%
$2,000	New York Dormitory Authority, (SUNY), (XLCA), 5.25%, 7/1/32	$2,084,240
2,100	Texas Public Finance Authority, (MBIA), 0.00%, 2/1/12	1,856,421
		$3,940,661
Insured-Other Revenue — 2.8%
$10,800	Citizens Property Insurance Corp., FL, (Senior Secured High Risk Account), (MBIA), 5.00%, 3/1/13	$10,893,636
5,000	Louisiana Citizens Property, (AMBAC), 5.00%, 6/1/22	4,533,350
1,000	Louisiana Public Facility Authority, (Roman Catholic Church of New Orleans), (CIFG), 5.00%, 7/1/19	945,750
1,000	Missouri Development Finance Board Cultural Facility, (Nelson Gallery Foundation), (MBIA), 5.25%, 12/1/14	1,039,920
		$17,412,656
Insured-Pooled Loans — 2.6%
$5,000	Louisiana Public Facility Authority, (Hurricane Recovery), (AMBAC), 5.00%, 6/1/19	$4,912,500
14,205	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.60%, 1/1/22	11,601,650
		$16,514,150
Insured-Special Tax Revenue — 4.5%
$3,000	Arlington, TX, (Dallas Cowboys), (MBIA), 5.00%, 8/15/34	$3,034,440
7,020	Denver, CO, Convention Center, (XLCA), 5.25%, 12/1/22	6,167,351
1,000	Denver, CO, Convention Center, (XLCA), 5.25%, 12/1/23	866,560
10,000	Garden State Preservation Trust, NJ, Open Space and Farmland, (FSA), 5.25%, 11/1/20	10,453,500
2,770	Julington Creek Plantation, FL, Community Development District, (MBIA), 4.75%, 5/1/19	2,713,492
5,000	Massachusetts Special Obligations, (FSA), 5.50%, 6/1/21	5,228,350
		$28,463,693
Insured-Transportation — 6.3%
$2,295	Chicago, IL, O'Hare International Airport, (MBIA), (AMT), 5.75%, 1/1/17	$2,259,290
1,000	Denver, CO, City and County Airport, (FSA), (AMT), 5.00%, 11/15/11	1,015,100

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$1,000	Houston, TX, Airport System, (FGIC), (AMT), 5.50%, 7/1/12	$1,015,950
2,000	Kenton County, KY, Airport, (Cincinnati/Northern Kentucky), (MBIA), (AMT), 5.625%, 3/1/13	2,031,280
2,500	Massachusetts Port Authority, (Delta Airlines), (AMBAC), (AMT), 5.50%, 1/1/15	2,100,875
8,125	Miami-Dade County, FL, Aviation, (MBIA), (AMT), 5.25%, 10/1/15	7,951,531
1,000	Miami-Dade County, FL, Aviation, (Miami International Airport), (FGIC), (AMT), 5.50%, 10/1/13	1,007,480
2,000	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (FGIC), (AMT), 5.25%, 1/1/11	2,041,100
1,430	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (FGIC), (AMT), 6.00%, 1/1/11	1,472,786
5,000	New Jersey Transportation Trust Fund Authority, (FGIC), 5.50%, 12/15/20(5)	5,080,050
1,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/18	1,062,610
1,000	Port Seattle, WA, (MBIA), (AMT), 6.00%, 2/1/11	1,030,890
10,000	St. Louis, MO, Airport, (Lambert-St. Louis International Airport), (FSA), 5.00%, 7/1/20	9,658,600
2,000	Wayne Charter County, MI, Metropolitan Airport, (FGIC), (AMT), 5.50%, 12/1/15	1,964,580
		$39,692,122
Insured-Water and Sewer — 0.4%
$2,425	Sunrise, FL, Utilities Systems, (AMBAC), 5.50%, 10/1/18	$2,512,179
		$2,512,179
Lease Revenue / Certificates of Participation — 3.6%
$7,870	California Public Works Board, (Department Health Services), 5.00%, 11/1/19	$7,787,208
5,565	Charleston, SC, Educational Excellence Finance Corp., (Charleston County School District Project), 5.00%, 12/1/20	5,407,510
2,240	Lexington County, SC, One School Facilities Corp., 5.00%, 12/1/20	2,155,261
2,020	Lexington County, SC, One School Facilities Corp., 5.00%, 12/1/22	1,894,861
3,385	New Jersey Economic Development Authority, (School Facilities Construction), 5.50%, 9/1/19	3,582,345
1,855	Newberry, SC, (Newberry County School District Project), 5.25%, 12/1/24	1,655,606
		$22,482,791
Nursing Home — 0.4%
$2,565	Connecticut State Development Authority, (Alzheimers Resource Center), 5.20%, 8/15/17	$2,247,607
		$2,247,607

See notes to financial statements
9

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Other Revenue — 4.4%
$1,000	Arizona Health Facilities Authority, (Blood Systems, Inc.), 5.00%, 4/1/21	$930,390
890	Barona, CA, (Band of Mission Indians), 8.25%, 1/1/20(2)	873,579
4,535	Buckeye, OH, Tobacco Settlement Financing Authority, 5.125%, 6/1/24	3,786,181
1,220	Central Falls, RI, Detention Facility, 7.25%, 7/15/35	1,167,211
600	Mohegan Tribe, CT, Gaming Authority, 5.375%, 1/1/11(2)	600,390
4,500	Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(2)	4,142,835
5,175	Northern Tobacco Securitization Corp., AK, 4.625%, 6/1/23	4,446,049
240	Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	228,293
700	Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	643,881
5,000	Seminole Tribe of Florida, 5.75%, 10/1/22(2)	4,672,150
1,700	Silicon Valley Tobacco Securitization Authority, CA, 0.00%, 6/1/36	171,700
4,500	Tennessee Energy Acquisition Corp., 5.00%, 9/1/16	3,888,675
1,830	White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/11(2)	1,734,565
265	Willacy County, TX, Local Government Corp., 6.00%, 9/1/10	260,522
		$27,546,421
Pooled Loans — 0.3%
$1,300	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 4.60%, 6/1/20	$1,244,386
790	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	779,517
		$2,023,903
Senior Living / Life Care — 1.2%
$745	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	$678,844
1,105	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/49(6)	1,021,263
1,000	California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.50%, 11/15/16	929,230
500	Kansas City, MO, Industrial Development Revenue, (Kingswood Manor), 5.80%, 11/15/17	457,465
200	Maryland Health and Higher Educational Facilities Authority, (Edenwald), 4.85%, 1/1/13	190,818
1,350	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	1,215,689
1,150	Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.50%, 11/15/22	930,925
640	Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	554,963

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care (continued)
$750	New Jersey Economic Development Authority, (Seabrook Village, Inc.), 5.00%, 11/15/12	$725,550
500	North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42	405,445
460	St. Joseph County, IN, Holy Cross Village, 5.55%, 5/15/19	401,626
		$7,511,818
Solid Waste — 1.1%
$4,000	Massachusetts Industrial Finance Agency, (Ogden Haverhill), (AMT), 5.50%, 12/1/13	$3,913,240
3,000	Niagara County, NY, Industrial Development Agency, (American Ref-Fuel Co., LLC), (AMT), 5.55%, 11/15/24	2,884,770
		$6,798,010
Special Tax Revenue — 3.6%
$965	Arbor Greene, FL, Community Development District, 5.00%, 5/1/19	$890,492
250	Black Hawk, CO, Device Tax, 5.00%, 12/1/18	229,900
1,251	Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	1,009,857
275	Concorde Estates, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/11	260,010
260	Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	242,247
2,000	Detroit, MI, Downtown Development Authority Tax Increment, 0.00%, 7/1/21	945,240
575	Dupree Lakes, FL, Community Development District, 5.00%, 11/1/10	550,862
1,955	Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	1,800,770
685	FishHawk, FL, Community Development District II, 5.125%, 11/1/09	628,789
250	Frederick County, MD, Urbana Community Development Authority, 6.625%, 7/1/25	243,730
225	Heritage Harbor South, FL, Community Development District, (Capital Improvements), 5.25%, 11/1/08	224,732
2,500	Highlands County, FL, Health Facility, 5.125%, 11/15/22	2,318,150
45	Longleaf, FL, Community Development District, 6.20%, 5/1/09	44,781
3,750	Mahoning County, OH, (Sales Tax), 5.00%, 12/1/10	3,813,937
3,000	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/16	2,809,650
1,130	New River, FL, Community Development District (Capital Improvements), 5.00%, 5/1/13	721,562
855	North Springs, FL, Improvement District, (Heron Bay North Assessment Area), 5.00%, 5/1/14	744,679

See notes to financial statements
10

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue (continued)
$375	Park Meadows, CO, Business Improvement District, 5.00%, 12/1/17	$351,581
1,425	Poinciana, FL, West Community Development District, 5.875%, 5/1/22	1,240,648
1,400	Sterling Hill, FL, Community Development District, (Capital Improvements), 5.10%, 5/1/11	1,308,258
375	Sterling Hill, FL, Community Development District, (Capital Improvements), 5.50%, 11/1/10	367,770
3,400	Tisons Landing, FL, Community Development District, (Capital Improvements), 5.00%, 11/1/11(7)	2,042,584
125	Tiverton, RI, Obligation Tax Increment, (Mount Hope Bay Village), 6.00%, 5/1/09	126,335
		$22,916,564
Transportation — 6.2%
$1,140	Branson, MO, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/25	$896,177
3,510	Branson, MO, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/37	2,571,356
2,500	Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop, LLC), 5.25%, 9/1/15	2,530,100
10,000	Maryland Transportation Authority, 5.00%, 3/1/18	10,439,500
5,000	Metropolitan Airport Authority System, DC, (AMT), 5.50%, 10/1/19	4,741,000
2,885	Montana Department of Transportation, 5.00%, 6/1/22	2,851,620
5,000	New Jersey Transportation Trust Fund Authority, 5.25%, 12/15/21	4,939,150
1,000	Port Authority of New York and New Jersey, 5.375%, 3/1/28	990,210
10,000	Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	9,293,900
		$39,253,013
Water and Sewer — 3.6%
$5,000	Fairfax County, VA, Water Authority, 5.00%, 4/1/18(8)	$5,216,300
11,980	Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.00%, 10/1/19	12,383,486
5,000	Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.50%, 10/1/19	5,398,600
		$22,998,386
Total Tax-Exempt Investments — 98.6% (identified cost $663,643,717)		$623,939,207

Short-Term Investments — 0.7%
Principal Amount (000's omitted)	Description	Value
$4,205	Massachusetts Development Finance Agency, (Brooks School), (MBIA), (SPA: Fleet National Bank), Variable Rate, 6.25%, 7/1/29(9)	$4,205,000
Total Short-Term Investments — 0.7% (identified cost $4,205,000)		$4,205,000
Total Investments — 99.3% (identified cost $667,848,717)		$628,144,207
Other Assets, Less Liabilities — 0.7%		$4,514,613
Net Assets — 100.0%		$632,658,820

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

PCR - Pollution Control Revenue

SPA - Standby Bond Purchase Agreement

SUNY - State University of New York

XLCA - XL Capital Assurance, Inc.

At September 30, 2008, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:

Florida	11.7%
Others, representing less than 10% individually	87.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2008, 34.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.2% to 14.5% of total investments.

(1)  When-issued security.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the aggregate value of these securities is $12,920,590 or 2.0% of the Fund's net assets.

See notes to financial statements
11

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

(3)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(4)  Security is in default and is making only partial interest payments.

(5)  Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(6)  Security is in default with respect to scheduled principal payments.

(7)  Defaulted bond.

(8)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(9)  Variable rate demand obligation. The stated interest rate represents the rate in effect at September 30, 2008.

See notes to financial statements
12

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of September 30, 2008

Assets
Investments, at value (identified cost $667,848,717)	$628,144,207
Cash	2,403,184
Interest receivable	9,221,306
Receivable for investments sold	135,000
Receivable for Fund shares sold	3,096,736
Receivable for variation margin on open financial futures contracts	2,937,266
Total assets	$645,937,699
Liabilities
Payable for floating rate notes issued	$4,980,000
Payable for when-issued securities	3,000,000
Payable for Fund shares redeemed	3,662,036
Distributions payable	1,034,830
Payable to affiliates:
Investment adviser fee	235,756
Distribution and service fees	147,849
Interest expense and fees payable	47,622
Accrued expenses	170,786
Total liabilities	$13,278,879
Net Assets	$632,658,820
Sources of Net Assets
Paid-in capital	$688,642,957
Accumulated net realized loss	(16,706,946)
Accumulated distributions in excess of net investment income	(437,075)
Net unrealized depreciation	(38,840,116)
Net Assets	$632,658,820
Class A Shares
Net Assets	$526,664,704
Shares Outstanding	55,985,904
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.41
Maximum Offering Price Per Share (100 ÷ 97.75 of net asset value per share)	$9.63
Class B Shares
Net Assets	$4,912,578
Shares Outstanding	521,896
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.41
Class C Shares
Net Assets	$101,081,538
Shares Outstanding	11,457,784
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$8.82
On sales of $100,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
September 30, 2008

Investment Income
Interest	$15,396,977
Total investment income	$15,396,977
Expenses
Investment adviser fee	$1,434,403
Distribution and service fees Class A	417,142
Class B	25,721
Class C	462,911
Trustees' fees and expenses	9,587
Custodian fee	171,294
Transfer and dividend disbursing agent fees	152,607
Legal and accounting services	36,653
Printing and postage	17,965
Registration fees	26,335
Interest expense and fees	56,620
Miscellaneous	36,718
Total expenses	$2,847,956
Deduct — Reduction of custodian fee	$46,377
Total expense reductions	$46,377
Net expenses	$2,801,579
Net investment income	$12,595,398
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions	$561,801
Financial futures contracts	(4,510,883)
Net realized loss	$(3,949,082)
Change in unrealized appreciation (depreciation) — Investments	$(36,566,734)
Financial futures contracts	5,060,013
Net change in unrealized appreciation (depreciation)	$(31,506,721)
Net realized and unrealized loss	$(35,455,803)
Net decrease in net assets from operations	$(22,860,405)

See notes to financial statements
13

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008
From operations — Net investment income	$12,595,398	$21,414,871
Net realized loss from investment transactions and financial futures contracts	(3,949,082)	(8,806,427)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(31,506,721)	(18,794,940)
Net decrease in net assets from operations	$(22,860,405)	$(6,186,496)
Distributions to shareholders — From net investment income Class A	$(10,896,214)	$(18,398,082)
Class B	(89,825)	(256,350)
Class C	(1,613,455)	(2,773,571)
Total distributions to shareholders	$(12,599,494)	$(21,428,003)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$127,228,640	$420,803,160
Class B	1,471,166	3,585,732
Class C	22,617,121	55,236,420
Net asset value of shares issued to shareholders in payment of distributions declared Class A	7,234,142	12,533,194
Class B	50,044	161,203
Class C	691,759	1,207,554
Cost of shares redeemed Class A	(121,531,243)	(242,096,051)
Class B	(675,705)	(2,477,864)
Class C	(17,521,263)	(32,641,360)
Net asset value of shares exchanged Class A	2,174,299	5,802,569
Class B	(2,174,299)	(5,802,569)
Net increase in net assets from Fund share transactions	$19,564,661	$216,311,988
Net increase (decrease) in net assets	$(15,895,238)	$188,697,489
Net Assets
At beginning of period	$648,554,058	$459,856,569
At end of period	$632,658,820	$648,554,058
Accumulated distributions in excess of net investment income included in net assets
At end of period	$(437,075)	$(432,979)

See notes to financial statements
14

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended September 30, 2008		Year Ended March 31,
	(Unaudited)		2008	2007	2006	2005		2004
Net asset value — Beginning of period	$9.930		$10.420	$10.290	$10.210	$10.400		$10.250
Income (loss) from operations
Net investment income(1)	$0.195		$0.392	$0.410	$0.411	$0.422		$0.437
Net realized and unrealized gain (loss)	(0.521)		(0.488)	0.134	0.078	(0.187)		0.138
Total income (loss) from operations	$(0.326)		$(0.096)	$0.544	$0.489	$0.235		$0.575
Less distributions
From net investment income	$(0.194)		$(0.394)	$(0.414)	$(0.409)	$(0.425)		$(0.425)
Total distributions	$(0.194)		$(0.394)	$(0.414)	$(0.409)	$(0.425)		$(0.425)
Net asset value — End of period	$9.410		$9.930	$10.420	$10.290	$10.210		$10.400
Total Return(2)	(3.38	)%(7)	(0.94)%	5.38%	4.88%	2.29%		5.70%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$526,665		$541,176	$367,010	$180,401	$152,111		$130,466
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.71	%(3)	0.71%	0.78%	0.79%	0.80	%†(4)	0.80	%(4)
Interest and fee expense(5)	0.02	%(3)	0.05%	0.10%	—	—		—
Total expenses before custodian fee reduction	0.73	%(3)	0.76%	0.88%	0.79%	0.80	%†(4)	0.80	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.70	%(3)	0.70%	0.76%	0.78%	0.79	%†(4)	0.80	%(4)
Net investment income	3.91	%(3)	3.84%	3.95%	3.99%	4.09%		4.22%
Portfolio Turnover of the Portfolio	—		—	—	—	14	%(6)	27	%(6)
Portfolio Turnover of the Fund	8	%(7)	39%	38%	48%	19%		—

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios would have been the same.

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Annualized.

(4)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(7)  Not annualized.

See notes to financial statements
15

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended September 30, 2008		Year Ended March 31,
	(Unaudited)		2008	2007	2006	2005		2004
Net asset value — Beginning of period	$9.940		$10.420	$10.290	$10.220	$10.410		$10.260
Income (loss) from operations
Net investment income(1)	$0.157		$0.318	$0.340	$0.335	$0.346		$0.360
Net realized and unrealized gain (loss)	(0.531)		(0.482)	0.127	0.068	(0.191)		0.142
Total income (loss) from operations	$(0.374)		$(0.164)	$0.467	$0.403	$0.155		$0.502
Less distributions
From net investment income	$(0.156)		$(0.316)	$(0.337)	$(0.333)	$(0.345)		$(0.352)
Total distributions	$(0.156)		$(0.316)	$(0.337)	$(0.333)	$(0.345)		$(0.352)
Net asset value — End of period	$9.410		$9.940	$10.420	$10.290	$10.220		$10.410
Total Return(2)	(3.85	)%(7)	(1.59)%	4.60%	3.99%	1.51%		4.94%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$4,913		$6,512	$11,435	$20,610	$27,157		$33,731
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.46	%(3)	1.46%	1.53%	1.54%	1.55	%†(4)	1.55	%(4)
Interest and fee expense(5)	0.02	%(3)	0.05%	0.10%	—	—		—
Total expenses before custodian fee reduction	1.48	%(3)	1.51%	1.63%	1.54%	1.55	%†(4)	1.55	%(4)
Expenses after custodian fee reduction excluding interest and fees	1.45	%(3)	1.45%	1.51%	1.53%	1.54	%†(4)	1.55	%(4)
Net investment income	3.16	%(3)	3.11%	3.27%	3.25%	3.36%		3.48%
Portfolio Turnover of the Portfolio	—		—	—	—	14	%(6)	27	%(6)
Portfolio Turnover of the Fund	8	%(7)	39%	38%	48%	19%		—

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios would have been the same.

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Annualized.

(4)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(7)  Not annualized.

See notes to financial statements
16

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended September 30, 2008		Year Ended March 31,
	(Unaudited)		2008	2007	2006	2005		2004
Net asset value — Beginning of period	$9.310		$9.770	$9.640	$9.580	$9.750		$9.610
Income (loss) from operations
Net investment income(1)	$0.148		$0.297	$0.316	$0.313	$0.324		$0.335
Net realized and unrealized gain (loss)	(0.492)		(0.461)	0.130	0.059	(0.171)		0.133
Total income (loss) from operations	$(0.344)		$(0.164)	$0.446	$0.372	$0.153		$0.468
Less distributions
From net investment income	$(0.146)		$(0.296)	$(0.315)	$(0.312)	$(0.323)		$(0.328)
Total distributions	$(0.146)		$(0.296)	$(0.315)	$(0.312)	$(0.323)		$(0.328)
Net asset value — End of period	$8.820		$9.310	$9.770	$9.640	$9.580		$9.750
Total Return(2)	(3.78	)%(8)	(1.70)%	4.68%	3.93%	1.51	%(3)	4.93%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$101,082		$100,866	$81,411	$77,379	$77,325		$67,073
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.47	%(4)	1.46%	1.53%	1.54%	1.55	%†(5)	1.55	%(5)
Interest and fee expense(6)	0.02	%(4)	0.05%	0.10%	—	—		—
Total expenses before custodian fee reduction	1.49	%(4)	1.51%	1.63%	1.54%	1.55	%†(5)	1.55	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.46	%(4)	1.45%	1.51%	1.53%	1.54	%†(5)	1.55	%(5)
Net investment income	3.16	%(4)	3.10%	3.24%	3.25%	3.35%		3.45%
Portfolio Turnover of the Portfolio	—		—	—	—	14	%(7)	27	%(7)
Portfolio Turnover of the Fund	8	%(8)	39%	38%	48%	19%		—

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios would have been the same.

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects a decrease of 0.07% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Annualized.

(5)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(8)  Not annualized.

See notes to financial statements
17

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance National Limited Maturity Municipals Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to provide a high level of current income exempt from regular federal income tax and limited principal fluctuation. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares of the Fund held for the longer of (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are generally valued on the basis of valuations furnished by a pricing vendor, as derived from such vendor's pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued based on the closing price on the primary exchange on which such contracts trade. Interest rate swaps are normally valued using valuations provided by a pricing vendor. Such vendor valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available, and investments for which the price of a security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At March 31, 2008, the Fund, for federal income tax purposes, had a capital loss carryforward of $10,314,100 which will reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on March 31, 2011 ($1,047,498), March 31, 2012 ($779,785), March 31, 2013 ($1,412,625), March 31, 2015 ($721,882) and March 31, 2016 ($6,352,310).

18

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Additionally, at March 31, 2008, the Fund had net capital losses of $6,928,449 attributable to security transactions incurred after October 31, 2007. These net capital losses are treated as arising on the first day of the Fund's taxable year ending March 31, 2009.

As of September 30, 2008, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund's federal tax returns filed in the 3-year period ended March 31, 2008 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Fund may invest in inverse floating rate securities, whereby the Fund may sell a fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a fixed rate bond into the SPV with the same CUSIP number as the fixed rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed rate bond purchased from the Fund (the Fixed Rate Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Fund may enter into shortfall and forbearance agreements with the broker by which the Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed Rate Bond held by the SPV to the Fund, thereby collapsing the SPV. Pursuant to Financial Accounting Standards Board (FASB) Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" (FAS 140), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption "Payable for floating rate notes issued" in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Fund's liability with respect to Floating Rate Note is recorded as incurred. At September 30, 2008, the amounts of the Fund's Floating Rate Note and the related collateral were $4,980,000 and $7,717,481, respectively. The interest rate on the Floating Rate Note outstanding at September 30, 2008 was 5.92%.

19

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

The Fund's investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of inverse floating rate securities are generally more volatile than that of a fixed rate bond. The Fund's investment policies do not allow the Fund to borrow money for purposes of making investments. Management believes that the Fund's restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Fund's Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Fund's restrictions apply. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J  Financial Futures Contracts — The Fund may enter into financial futures contracts. The Fund's investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Fund bears the risk if the counterparties do not perform under the contracts' terms.

K  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Interim Financial Statements — The interim financial statements relating to September 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any), are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

20

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.00%
$500 million up to $1billion	0.275%	2.75%

On average daily net assets of $1 billion or more, the rates are further reduced.

For the six months ended September 30, 2008, the adviser fee amounted to $1,434,403, representing 0.43% (annualized) of the Fund's average daily net assets.

EVM serves as administrator of the Fund, but receives no compensation. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended September 30, 2008, EVM earned $6,896 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $14,253 as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2008. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund's average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2008 for Class A shares amounted to $417,142. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended September 30, 2008, the Fund paid or accrued to EVD $21,434 and $385,760 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At September 30, 2008, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $1,421,000 and $16,930,000, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of the Fund's average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended September 30, 2008 amounted to $4,287 and $77,151 for Class B and Class C shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase) or a 1% or 0.50% CDSC if

21

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

redeemed within one year or two years, respectively, on purchases through the Eaton Vance Supplemental Retirement Account. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year after purchase, declining half a percentage point in the second and third year and one percentage point in the fourth year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended September 30, 2008, the Fund was informed that EVD received approximately $50,000, $5,000 and $9,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $76,924,295 and $48,420,178, respectively, for the six months ended September 30, 2008.

7  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008
Sales	12,860,914	41,246,963
Issued to shareholders electing to receive payments of distributions in Fund shares	725,220	1,228,854
Redemptions	(12,308,597)	(23,789,515)
Exchange from Class B shares	218,622	567,874
Net increase	1,496,159	19,254,176

Class B	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008
Sales	148,372	352,741
Issued to shareholders electing to receive payments of distributions in Fund shares	5,008	15,752
Redemptions	(68,244)	(242,951)
Exchange to Class A shares	(218,469)	(567,495)
Net decrease	(133,333)	(441,953)
Class C	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008
Sales	2,435,368	5,790,528
Issued to shareholders electing to receive payments of distributions in Fund shares	73,971	126,175
Redemptions	(1,882,861)	(3,421,894)
Net increase	626,478	2,494,809

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$662,765,411
Gross unrealized appreciation	$2,758,996
Gross unrealized depreciation	(42,360,200)
Net unrealized depreciation	$(39,601,204)

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended September 30, 2008.

22

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

10  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at September 30, 2008 is as follows:

Futures Contracts
Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
12/08	783 U.S. Treasury Bond	Short	$(92,199,907)	$(91,745,579)	$454,328
12/08	439 U.S. Treasury Note	Short	$(50,730,441)	$(50,320,375)	$410,066
					$864,394

At September 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

11  Fair Value Measurements

The Fund adopted FASB Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective April 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2008, the inputs used in valuing the Fund's investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$864,394
Level 2	Other Significant Observable Inputs	628,144,207	—
Level 3	Significant Unobservable Inputs	—	—
Total		$628,144,207	$864,394

* Other financial instruments are futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of March 31, 2008 whose fair value was determined using Level 3 inputs.

12  Recently Issued Accounting Pronouncement

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), "Disclosures about Derivative Instruments and Hedging Activities". FAS 161 requires enhanced disclosures about an entity's derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund's financial statement disclosures.

23

Eaton Vance National Limited Maturity Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

24

Eaton Vance National Limited Maturity Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Eaton Vance National Limited Maturity Municipals Fund (the "Fund") with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in particular foreign markets or industries. Specifically, the Board considered the Adviser's large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

25

Eaton Vance National Limited Maturity Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2007 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund, (referred to as "management fees"). As part of its review, the Board considered the Fund's management fee and total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Fund that the management fee charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and, if applicable, its affiliates in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser's profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

26

Eaton Vance National Limited Maturity Municipals Fund

OFFICERS AND TRUSTEES

Officers
Cynthia J. Clemson
President
William H. Ahern, Jr.
Vice President
Craig R. Brandon
Vice President
Robert B. MacIntosh
Vice President
Thomas M. Metzold
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Chief Legal Officer and
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Heidi L. Steiger Lynn A. Stout

27

This Page Intentionally Left Blank

Investment Adviser of Eaton Vance National Limited Maturity Municipals Fund
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance National Limited Maturity Municipals Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance National Limited Maturity Municipals Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

439-11/08  LNASRC

Semiannual Report September 30, 2008

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS

AMT-Free

California

Massachusetts

New Jersey

New York

Ohio

Pennsylvania

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e. fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2008

TABLE OF CONTENTS

Investment Update	2

Performance Information and Portfolio Composition
AMT-Free	4
California	5
Massachusetts	6
New Jersey	7
New York	8
Ohio	9
Pennsylvania	10

Fund Expenses	11

Financial Statements	15

Board of Trustees’ Annual Approval of the Investment Advisory Agreements	73

Officers and Trustees	76

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2008

INVESTMENT UPDATE

Eaton Vance Limited Maturity Municipals Funds (the “Funds”) are designed to seek a high level of current income exempt from regular federal income tax and from particular state or local income or other taxes, as applicable. The Funds also seek to provide limited principal fluctuation.

Economic and Market Conditions

Economic growth in the third quarter of 2008 retracted 0.3%, down from a positive second quarter growth rate of 2.8%, according to preliminary data released by the U.S. Department of Commerce. Most of the major Gross Domestic Product (GDP) components led to the decline; however, most influential was a sharp downturn in personal consumption expenditures by consumers. While high commodity prices began to mitigate over the quarter, management believes consumers continued to pare costs as they remained cautious of what increasingly has become a weaker economic environment. Rising unemployment levels, now at a five-year high, combined with the fading effect of government economic stimulus checks, have led to constrained personal consumption and overall economic contraction for the quarter. The housing market continues to weigh on the economy, with new home sales continuing to fall and existing home sales beginning to stabilize only as cautious buyers begin to see value in distressed pricing. Low home prices continue to pressure consumers and banks, causing increased bank foreclosures and more mark-to-market write downs of mortgage-backed securities at commercial banks and financial institutions.

During the six months ended September 30, 2008, the capital markets have experienced historic events resulting in unprecedented volatility. During the second week of September 2008, the federal government took control of federally-chartered mortgage giants Fannie Mae and Freddie Mac. The following week, Lehman Brothers filed for bankruptcy protection and Merrill Lynch was acquired by Bank of America. Later in the month, Goldman Sachs and Morgan Stanley petitioned the Federal Reserve (the “Fed”) to become bank holding companies. These actions, in conjunction with Bear Stearns’ acquisition by JP Morgan in March 2008, drastically redefined the Wall Street landscape. In addition to the independent Wall Street brokerages, the banking sector was shaken by the failure of Washington Mutual and the sale of Wachovia. In the insurance sector, the federal government provided an $85 billion loan to help stabilize American International Group, Inc. (AIG). Finally, the U.S. Congress approved a $700 billion program authorizing the federal government to purchase troubled assets from financial institutions.

During the six months ended September 30, 2008, the Fed left rates unchanged at its June, August and September meetings after lowering the Federal Funds rate to 2.0% from 5.25% between August 2007 and May 2008. In addition to its interest rate policy, the Fed has also taken extraordinary action through a variety of innovative lending techniques in an attempt to facilitate an easing of the credit crisis.

Management Discussion

Relative to their benchmark, the Lehman Brothers 7-Year Municipal Bond Index – an unmanaged market index of intermediate-maturity municipal obligations – the Funds underperformed for the six months ended September 30, 2008.(1) Management believes that much of the underperformance can be attributed to the broader-based credit crisis that has rattled the fixed-income markets since August 2007, which led investors to move their capital into the Treasury market, particularly in shorter-maturity bonds. This move was originally driven by uncertainty surrounding financial companies’ exposure to subprime mortgage-backed debt but later spread to the municipal market when major municipal bond insurers suffered ratings downgrades due to their exposure to mortgage-related structured products. As a result of an active management style that focuses on income and longer call protection, each Fund generally holds longer-duration intermediate-maturity bonds than funds in its peer group. Management believes that investors’ flight to shorter-maturity uninsured bonds from longer- and intermediate-maturity insured bonds, which has taken place over the past six months, resulted in the Funds’ relative underperformance for the six-month period ended September 30, 2008.

(1) It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Funds’ current or future investments and may change due to active management.

Past performance is no guarantee of future results.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The ratio of yields on current coupon AAA-rated insured bonds to the yield on 30-year Treasury bonds was 124.1% as of September 30, 2008, with many individual bonds trading higher than that.(1) Management believes that this was the result of dislocation in the fixed-income marketplace caused by fears of the broader credit crisis, insurance companies’ mark-to-market risks and the decentralized nature of the municipal marketplace. Historically, this is a rare occurrence in the municipal bond market and is generally considered a signal that municipal bonds are significantly undervalued relative to taxable Treasury bonds.

Against this backdrop, management continues to manage all of its municipal funds with the same relative value approach that it has traditionally employed – maintaining a long-term perspective when markets exhibit extreme short-term volatility. We believe this approach has provided excellent long-term benefits to our investors over time.

(1) Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund’s yield.

Eaton Vance AMT-Free Limited Maturity Municipals Fund as of September 30, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance(1)	Class A	Class B	Class C
Share Class Symbol	EXFLX	ELFLX	EZFLX
Average Annual Total Returns (at net asset value)
Six Months	-4.08%	-4.45%	-4.48%
One Year	-4.89	-5.71	-5.70
Five Years	1.31	0.54	0.54
Ten Years	2.93	2.16	2.14
Life of Fund†	3.55	3.25	2.63

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-6.26%	-7.27%	-5.42%
One Year	-6.99	-8.45	-6.62
Five Years	0.85	0.54	0.54
Ten Years	2.69	2.16	2.14
Life of Fund†	3.36	3.25	2.63

†Inception date: Class A: 6/27/96; Class B: 5/29/92; Class C: 12/8/93

Total Annual Operating Expenses(2)	Class A	Class B	Class C
Expense Ratio	0.92%	1.67%	1.67%

Distribution Rates/Yields	Class A	Class B	Class C
Distribution Rate(3)	4.25%	3.42%	3.42%
Taxable-Equivalent Distribution Rate(3),(4)	6.54	5.26	5.26
SEC 30-day Yield(5)	3.53	2.86	2.91
Taxable-Equivalent SEC 30-day Yield(4),(5)	5.43	4.40	4.48

Index Performance(6)

Lehman Brothers 7-Year Municipal Bond Index – Average Annual Total Returns
Six Months	-0.73%
One Year	2.59
Five Years	3.11
Ten Years	4.47

Lipper Averages(7)

Lipper Intermediate Municipal Debt Funds Classification – Average Annual Total Returns
Six Months	-2.09%
One Year	-0.77
Five Years	1.96
Ten Years	3.38

Portfolio Manager: Craig R. Brandon, CFA

Rating Distribution(8)

By total investments

Fund Statistics

•	Number of Issues:	55
•	Average Maturity:	11.9	years
•	Average Effective Maturity:	10.6	years
•	Average Rating:	AA
•	Average Call Protection:	7.8	years
•	Average Dollar Price:	$98.04

(1) Average Annual Total Returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 2.25% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2) Source: Prospectus dated 8/1/08.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share in the period (annualized) by the net asset value at the end of the period.

(4) Taxable-equivalent figures assume a maximum 35.00% federal income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6)It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Intermediate Municipal Debt Funds Classification contained 167, 163, 126 and 77 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(8) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance California Limited Maturity Municipals Fund as of September 30, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance(1)	Class A	Class B	Class C
Share Class Symbol	EXCAX	ELCAX	EZCAX
Average Annual Total Returns (at net asset value)
Six Months	-2.57%	-2.95%	-2.78%
One Year	-3.83	-4.48	-4.40
Five Years	1.77	1.02	N.A.
Ten Years	3.06	2.27	N.A.
Life of Fund†	3.81	3.38	0.77

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-4.76%	-5.82%	-3.74%
One Year	-6.01	-7.27	-5.33
Five Years	1.32	1.02	N.A.
Ten Years	2.82	2.27	N.A.
Life of Fund†	3.61	3.38	0.77

†Inception date: – Class A: 6/27/96; Class B: 5/29/92; Class C: 3/23/05

Total Annual Operating Expenses(2)	Class A	Class B	Class C
Expense Ratio	0.85%	1.60%	1.60%

Distribution Rates/Yields	Class A	Class B	Class C
Distribution Rate(3)	4.03%	3.24%	3.24%
Taxable-Equivalent Distribution Rate(3),(4)	6.84	5.50	5.50
SEC 30-day Yield(5)	3.49	2.91	2.89
Taxable-Equivalent SEC 30-day Yield(4),(5)	5.92	4.94	4.90

Index Performance(6)

Lehman Brothers 7-Year Municipal Bond Index – Average Annual Total Returns
Six Months	-0.73%
One Year	2.59
Five Years	3.11
Ten Years	4.47

Lipper Averages(7)

Lipper California Intermediate Municipal Debt Funds Classification – Average Annual Total Returns
Six Months	-2.00%
One Year	-1.17
Five Years	1.93
Ten Years	3.51

Portfolio Manager: Cynthia J. Clemson

Rating Distribution(8)

By total investments

Fund Statistics

•	Number of Issues:	59
•	Average Maturity:	10.0	years
•	Average Effective Maturity:	9.2	years
•	Average Rating:	A+
•	Average Call Protection:	6.1	years
•	Average Dollar Price:	$94.91

(1) Average Annual Total Returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 2.25% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2) Source: Prospectus dated 8/1/08.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share in the period (annualized) by the net asset value at the end of the period.

(4) Taxable-equivalent figures assume a maximum 41.05% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper California Intermediate Municipal Debt Funds Classification contained 42, 42, 39 and 18 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(8) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Massachusetts Limited Maturity Municipals Fund as of September 30, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance(1)	Class A	Class B	Class C
Share Class Symbol	EXMAX	ELMAX	EZMAX
Average Annual Total Returns (at net asset value)
Six Months	-2.18%	-2.55%	-2.62%
One Year	-1.89	-2.63	-2.66
Five Years	1.81	1.06	1.04
Ten Years	3.10	2.30	2.33
Life of Fund†	3.79	3.36	2.87

SEC Average Annual Total Returns (including sales charge or applicable CDSC)			``
Six Months	-4.39%	-5.44%	-3.58%
One Year	-4.08	-5.47	-3.60
Five Years	1.35	1.06	1.04
Ten Years	2.87	2.30	2.33
Life of Fund†	3.60	3.36	2.87

†Inception date: Class A: 6/27/96; Class B: 6/1/92; Class C: 12/8/93

Total Annual Operating Expenses(2)	Class A	Class B	Class C
Expense Ratio	0.84%	1.60%	1.60%

Distribution Rates/Yields	Class A	Class B	Class C
Distribution Rate(3)	3.76%	2.97%	2.97%
Taxable-Equivalent Distribution Rate(3),(4)	6.11	4.83	4.83
SEC 30-day Yield(5)	3.06	2.42	2.44
Taxable-Equivalent SEC 30-day Yield(4),(5)	4.97	3.93	3.96

Index Performance(6)

Lehman Brothers 7-Year Municipal Bond Index – Average Annual Total Returns
Six Months	-0.73%
One Year	2.59
Five Years	3.11
Ten Years	4.47

Lipper Averages(7)

Lipper Massachusetts Intermediate Municipal Debt Funds Classification – Average Annual Total Returns
Six Months	-2.2 2%
One Year	-0.84
Five Years	1.76
Ten Years	3.12

Portfolio Manager: William H. Ahern, Jr., CFA

Rating Distribution(8)

By total investments

Fund Statistics

•	Number of Issues:	65
•	Average Maturity:	9.1	years
•	Average Effective Maturity:	7.3	years
•	Average Rating:	AA
•	Average Call Protection:	6.5	years
•	Average Dollar Price:	$100.16

(1) Average Annual Total Returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 2.25% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2) Source: Prospectus dated 8/1/08.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share in the period (annualized) by the net asset value at the end of the period.

(4) Taxable-equivalent figures assume a maximum 38.45% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Massachusetts Intermediate Municipal Debt Funds Classification contained 12, 12, 12 and 8 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(8) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance New Jersey Limited Maturity Municipals Fund as of September 30, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance(1)	Class A	Class B	Class C
Share Class Symbol	EXNJX	ELNJX	EZNJX
Average Annual Total Returns (at net asset value)
Six Months	-2.95%	-3.31%	-3.41%
One Year	-3.25	-3.88	-3.98
Five Years	1.78	1.03	N.A.
Ten Years	3.01	2.22	N.A.
Life of Fund†	3.71	3.31	-0.27

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-5.15%	-6.17%	-4.36%
One Year	-5.40	-6.68	-4.91
Five Years	1.31	1.03	N.A.
Ten Years	2.78	2.22	N.A.
Life of Fund†	3.51	3.31	-0.27

†Inception date: Class A: 6/27/96; Class B: 6/1/92; Class C: 8/1/06

Total Annual Operating Expenses(2)	Class A	Class B	Class C
Expense Ratio	0.93%	1.68%	1.66%

Distribution Rates/Yields	Class A	Class B	Class C
Distribution Rate(3)	3.98%	3.17%	3.18%
Taxable-Equivalent Distribution Rate(3),(4)	6.73	5.36	5.37
SEC 30-day Yield(5)	3.30	2.62	2.73
Taxable-Equivalent SEC 30-day Yield(4),(5)	5.58	4.43	4.61

Index Performance(6)

Lehman Brothers 7-Year Municipal Bond Index – Average Annual Total Returns
Six Months	-0.73%
One Year	2.59
Five Years	3.11
Ten Years	4.47

Lipper Averages(7)

Lipper Other States Intermediate Municipal Debt Funds Classification – Average Annual Total Returns
Six Months	-1.89%
One Year	-0.55
Five Years	1.78
Ten Years	3.10

Portfolio Manager: Craig R. Brandon, CFA

Rating Distribution(8)

By total Investments

Fund Statistics

•	Number of Issues:	56
•	Average Maturity:	9.4	years
•	Average Effective Maturity:	8.9	years
•	Average Rating:	A+
•	Average Call Protection:	7.4	years
•	Average Dollar Price:	$99.39

(1) Average Annual Total Returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 2.25% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2) Source: Prospectus dated 8/1/08. Includes interest expense of 0.02% relating to the Fund’s liability with respect to floating-rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share in the period (annualized) by the net asset value at the end of the period.

(4) Taxable-equivalent figures assume a maximum 40.83% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Intermediate Municipal Debt Funds Classification contained 135, 135, 126 and 92 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(8) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance New York Limited Maturity Municipals Fund as of September 30, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance(1)	Class A	Class B	Class C
Share Class Symbol	EXNYX	ELNYX	EZNYX
Average Annual Total Returns (at net asset value)
Six Months	-2.85%	-3.22%	-3.15%
One Year	-3.62	-4.35	-4.32
Five Years	1.51	0.76	0.75
Ten Years	3.12	2.32	2.35
Life of Fund†	3.93	3.49	2.94

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-4.99%	-6.07%	-4.10%
One Year	-5.78	-7.13	-5.24
Five Years	1.05	0.76	0.75
Ten Years	2.88	2.32	2.35
Life of Fund†	3.74	3.49	2.94

†Inception date: Class A: 6/27/96; Class B: 5/29/92; Class C: 12/8/93

Total Annual Operating Expenses(2)	Class A	Class B	Class C
Expense Ratio	0.83%	1.58%	1.58%

Distribution Rates/Yields	Class A	Class B	Class C
Distribution Rate(3)	4.09%	3.30%	3.30%
Taxable-Equivalent Distribution Rate(3),(4)	6.75	5.45	5.45
SEC 30-day Yield(5)	3.64	2.96	2.95
Taxable-Equivalent SEC 30-day Yield(4),(5)	6.01	4.89	4.87

Index Performance(6)

Lehman Brothers 7-Year Municipal Bond Index – Average Annual Total Returns
Six Months	-0.73%
One Year	2.59
Five Years	3.11
Ten Years	4.47

Lipper Averages(7)

Lipper New York Intermediate Municipal Debt Funds Classification – Average Annual Total Returns
Six Months	-1.87%
One Year	-0.53
Five Years	1.78
Ten Years	3.35

Portfolio Manager: William H. Ahern, Jr., CFA

Rating Distribution(8)

By total investments

Fund Statistics

•	Number of Issues:	89
•	Average Maturity:	10.6	years
•	Average Effective Maturity:	8.7	years
•	Average Rating:	AA-
•	Average Call Protection:	7.0	years
•	Average Dollar Price:	$100.20

(1) Average Annual Total Returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 2.25% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2) Source: Prospectus dated 8/1/08. Includes interest expense of 0.0 1% relating to the Fund’s liability with respect to floating-rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share in the period (annualized) by the net asset value at the end of the period.

(4) Taxable-equivalent figures assume a maximum 39.45% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New York Intermediate Municipal Debt Funds Classification contained 28, 28, 28 and 14 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(8) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Ohio Limited Maturity Municipals Fund as of September 30, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance(1)	Class A	Class B	Class C
Share Class Symbol	EXOHX	ELOHX	EZOHX
Average Annual Total Returns (at net asset value)
Six Months	-1.18%	-1.66%	-1.66%
One Year	-1.25	-2.11	-2.11
Five Years	1.89	1.11	N.A.
Ten Years	2.88	2.10	N.A.
Life of Fund†	3.51	2.97	0.42

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-3.43%	-4.57%	-2.63%
One Year	-3.46	-4.96	-3.06
Five Years	1.43	1.11	N.A.
Ten Years	2.64	2.10	N.A.
Life of Fund†	3.31	2.97	0.42

†Inception date: Class A: 10/22/96; Class B: 4/16/93; Class C: 8/1/06

Total Annual Operating Expenses(2)	Class A	Class B	Class C
Expense Ratio	1.02%	1.77%	1.77%

Distribution Rates/Yields	Class A	Class B	Class C
Distribution Rate(3)	3.83%	3.04%	3.04%
Taxable-Equivalent Distribution Rate(3),(4)	6.31	5.00	5.00
SEC 30-day Yield(5)	2.83	2.13	2.23
Taxable-Equivalent SEC 30-day Yield(4),(5)	4.66	3.51	3.67

Index Performance(6)

Lehman Brothers 7-Year Municipal Bond Index – Average Annual Total Returns
Six Months	-0.73%
One Year	2.59
Five Years	3.11
Ten Years	4.47

Lipper Averages(7)

Lipper Other States Intermediate Municipal Debt Funds Classification – Average Annual Total Returns
Six Months	-1.89%
One Year	-0.55
Five Years	1.78
Ten Years	3.10

Portfolio Manager: William H. Ahern, Jr., CFA

Rating Distribution(8)

By total investments

Fund Statistics

•	Number of Issues:	48
•	Average Maturity:	8.1	years
•	Average Effective Maturity:	6.7	years
•	Average Rating:	AA-
•	Average Call Protection:	5.3	years
•	Average Dollar Price:	$100.71

(1) Average Annual Total Returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 2.25% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2) Source: Prospectus dated 8/1/08.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share in the period (annualized) by the net asset value at the end of the period.

(4) Taxable-equivalent figures assume a maximum 39.26% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Intermediate Municipal Debt Funds Classification contained 135, 135, 126 and 92 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(8) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Pennsylvania Limited Maturity Municipals Fund as of September 30, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance(1)	Class A	Class B	Class C
Share Class Symbol	EXPNX	ELPNX	EZPNX
Average Annual Total Returns (at net asset value)
Six Months	-2.11%	-2.48%	-2.49%
One Year	-2.53	-3.26	-3.29
Five Years	2.06	1.29	1.30
Ten Years	3.19	2.40	2.41
Life of Fund†	3.94	3.54	2.97

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-4.30%	-5.36%	-3.45%
One Year	-4.76	-6.08	-4.23
Five Years	1.60	1.29	1.30
Ten Years	2.95	2.40	2.41
Life of Fund†	3.75	3.54	2.97

†Inception date: Class A: 6/27/96; Class B: 6/1/92; Class C: 12/8/93

Total Annual Operating Expenses(2)	Class A	Class B	Class C
Expense Ratio	0.88%	1.63%	1.63%

Distribution Rates/Yields	Class A	Class B	Class C
Distribution Rate(3)	4.08%	3.28%	3.28%
Taxable-Equivalent Distribution Rate(3),(4)	6.48	5.21	5.21
SEC 30-day Yield(5)	3.19	2.50	2.50
Taxable-Equivalent SEC 30-day Yield(4),(5)	5.06	3.97	3.97

Index Performance(6)

Lehman Brothers 7-Year Municipal Bond Index – Average Annual Total Returns
Six Months	-0.73%
One Year	2.59
Five Years	3.11
Ten Years	4.47

Lipper Averages(7)

Lipper Other States Intermediate Municipal Debt Funds Classification – Average Annual Total Returns
Six Months	-1.89%
One Year	-0.55
Five Years	1.78
Ten Years	3.10

Portfolio Manager: Adam A. Weigold, CFA

Rating Distribution(8)

By total investments

Fund Statistics

•	Number of Issues:	58
•	Average Maturity:	10.6	years
•	Average Effective Maturity:	7.6	years
•	Average Rating:	AA-
•	Average Call Protection:	5.5	years
•	Average Dollar Price:	$96.12

(1) Average Annual Total Returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 2.25% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2) Source: Prospectus dated 8/1/08.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share in the period (annualized) by the net asset value at the end of the period.

(4) Taxable-equivalent figures assume a maximum 37.00% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Intermediate Municipal Debt Funds Classification contained 135, 135, 126 and 92 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(8) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2008

FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2008 – September 30, 2008).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance AMT-Free Limited Maturity Municipals Fund

	Beginning Account Value (4/1/08)	Ending Account Value (9/30/08)	Expenses Paid During Period* (4/1/08 – 9/30/08)
Actual
Class A	$1,000.00	$959.20	$5.60
Class B	$1,000.00	$955.50	$9.22
Class C	$1,000.00	$955.20	$9.21
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.40	$5.77
Class B	$1,000.00	$1,015.60	$9.50
Class C	$1,000.00	$1,015.60	$9.50

* Expenses are equal to the Fund's annualized expense ratio of 1.14% for Class A shares, 1.88% for Class B shares and 1.88% for Class C shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2008.

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2008

FUND EXPENSES CONT'D

Eaton Vance California Limited Maturity Municipals Fund

	Beginning Account Value (4/1/08)	Ending Account Value (9/30/08)	Expenses Paid During Period* (4/1/08 – 9/30/08)
Actual
Class A	$1,000.00	$974.30	$4.50
Class B	$1,000.00	$970.50	$8.25
Class C	$1,000.00	$972.20	$8.21
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.50	$4.61
Class B	$1,000.00	$1,016.70	$8.44
Class C	$1,000.00	$1,016.70	$8.39

* Expenses are equal to the Fund's annualized expense ratio of 0.91% for Class A shares, 1.67% for Class B shares and 1.66% for Class C shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2008.

Eaton Vance Massachusetts Limited Maturity Municipals Fund

	Beginning Account Value (4/1/08)	Ending Account Value (9/30/08)	Expenses Paid During Period* (4/1/08 – 9/30/08)
Actual
Class A	$1,000.00	$978.20	$4.17
Class B	$1,000.00	$974.50	$7.87
Class C	$1,000.00	$973.80	$7.87
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$4.26
Class B	$1,000.00	$1,017.10	$8.04
Class C	$1,000.00	$1,017.10	$8.04

* Expenses are equal to the Fund's annualized expense ratio of 0.84% for Class A shares, 1.59% for Class B shares and 1.59% for Class C shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2008.

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2008

FUND EXPENSES CONT'D

Eaton Vance New Jersey Limited Maturity Municipals Fund

	Beginning Account Value (4/1/08)	Ending Account Value (9/30/08)	Expenses Paid During Period* (4/1/08 – 9/30/08)
Actual
Class A	$1,000.00	$970.50	$4.35
Class B	$1,000.00	$966.90	$7.99
Class C	$1,000.00	$965.90	$8.03
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.70	$4.46
Class B	$1,000.00	$1,016.90	$8.19
Class C	$1,000.00	$1,016.90	$8.24

* Expenses are equal to the Fund's annualized expense ratio of 0.88% for Class A shares, 1.62% for Class B shares and 1.63% for Class C shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2008.

Eaton Vance New York Limited Maturity Municipals Fund

	Beginning Account Value (4/1/08)	Ending Account Value (9/30/08)	Expenses Paid During Period* (4/1/08 – 9/30/08)
Actual
Class A	$1,000.00	$971.50	$3.71
Class B	$1,000.00	$967.80	$7.40
Class C	$1,000.00	$968.50	$7.40
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.80
Class B	$1,000.00	$1,017.50	$7.59
Class C	$1,000.00	$1,017.50	$7.59

* Expenses are equal to the Fund's annualized expense ratio of 0.75% for Class A shares, 1.50% for Class B shares and 1.50% for Class C shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2008.

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2008

FUND EXPENSES CONT'D

Eaton Vance Ohio Limited Maturity Municipals Fund

	Beginning Account Value (4/1/08)	Ending Account Value (9/30/08)	Expenses Paid During Period* (4/1/08 – 9/30/08)
Actual
Class A	$1,000.00	$988.20	$5.33
Class B	$1,000.00	$983.40	$9.05
Class C	$1,000.00	$983.40	$9.10
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.70	$5.42
Class B	$1,000.00	$1,015.90	$9.20
Class C	$1,000.00	$1,015.90	$9.25

* Expenses are equal to the Fund's annualized expense ratio of 1.07% for Class A shares, 1.82% for Class B shares and 1.83% for Class C shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2008.

Eaton Vance Pennsylvania Limited Maturity Municipals Fund

	Beginning Account Value (4/1/08)	Ending Account Value (9/30/08)	Expenses Paid During Period* (4/1/08 – 9/30/08)
Actual
Class A	$1,000.00	$978.90	$4.22
Class B	$1,000.00	$975.20	$7.97
Class C	$1,000.00	$975.10	$7.97
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.31
Class B	$1,000.00	$1,017.00	$8.14
Class C	$1,000.00	$1,017.00	$8.14

* Expenses are equal to the Fund's annualized expense ratio of 0.85% for Class A shares, 1.61% for Class B shares and 1.61% for Class C shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2008.

Eaton Vance AMT-Free Limited Maturity Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.0%
Principal Amount (000's omitted)	Security	Value
Education — 5.3%
$1,000	Connecticut State Health and Educational Facility Authority, (Yale University), 5.00%, 7/1/35	$969,790
1,000	Indiana University, IN, 5.00%, 8/1/20	1,001,630
		$1,971,420
Electric Utilities — 5.7%
$1,000	Chesterfield County, VA, Industrial Development Authority, (Virginia Electric and Power Co.), 5.50%, 10/1/09	$1,002,750
1,000	Municipal Electric Authority of Georgia, 5.25%, 1/1/21	993,670
135	Titus County, TX, Fresh Water Supply District, 4.50%, 7/1/11	133,822
		$2,130,242
General Obligations — 8.2%
$1,020	Georgia, 5.00%, 7/1/22	$1,030,516
1,000	Houston, TX, Independent School District, (PSF), 5.00%, 2/15/20	999,600
1,000	Washington, 5.00%, 1/1/20	1,013,980
		$3,044,096
Health Care-Miscellaneous — 0.2%
$100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.25%, 10/1/24	$89,403
		$89,403
Hospital — 9.9%
$1,000	Allegheny County, PA, Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 6/15/18	$974,570
1,000	California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	978,020
1,000	Highlands County, FL, Health Facilities Authority, (Adventist Health), 5.00%, 11/15/20	937,920
275	Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50%, 1/15/47	280,035
500	West Orange, FL, Healthcare District, 5.50%, 2/1/10	511,220
		$3,681,765
Insured-Electric Utilities — 8.1%
$1,000	North Carolina Eastern Municipal Power Agency, (AGC), 5.25%, 1/1/19	$1,016,040
1,000	Northern Municipal Power Agency, MN, (AGC), 5.00%, 1/1/21	983,740

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities (continued)
$1,000	South Carolina Public Service Authority, (FSA), 5.00%, 1/1/20	$1,000,590
		$3,000,370
Insured-General Obligations — 18.5%
$1,000	Du Page County, IL, Community Unit School District No. 200 Wheaton, (FSA), 5.00%, 10/1/20	$998,840
1,000	Los Angeles, CA, Unified School District, (FSA), 5.00%, 7/1/20	1,009,840
750	Miami-Dade County, FL, (Fire and Rescue Service District), (AMBAC), 5.25%, 4/1/17	770,482
825	Monroe Township, NJ, Board of Education, Middlesex County, (AGC), 4.75%, 3/1/20	826,526
1,000	Puerto Rico, (AGC), 5.00%, 7/1/16	1,016,630
1,675	Three Rivers, MI, Community Schools, (FSA), 5.00%, 5/1/23(1)	1,621,015
620	Wilmington, DE, (FSA), 5.00%, 12/1/21	623,497
		$6,866,830
Insured-Hospital — 1.4%
$500	Sarasota County, FL, Public Hospital, (MBIA), 5.25%, 7/1/18	$506,815
		$506,815
Insured-Other Revenue — 2.6%
$500	Louisiana Citizens Property, (AMBAC), 5.00%, 6/1/22	$453,335
500	Saint Johns County, FL, Industrial Development Authority, (Professional Golf Hall of Fame), (MBIA), 5.00%, 9/1/20	500,860
		$954,195
Insured-Special Tax Revenue — 8.7%
$1,755	Julington Creek Plantation, FL, Community Development District, (MBIA), 4.75%, 5/1/19	$1,719,198
1,000	Mesa, AZ, Street and Highway Revenue, (FSA), 5.00%, 7/1/20	1,005,670
500	Tamarac, FL, Sales Tax, (FGIC), 5.00%, 4/1/18	503,830
		$3,228,698
Insured-Transportation — 3.8%
$1,460	Port Tacoma, WA, (FSA), 5.00%, 12/1/23	$1,422,040
		$1,422,040

See notes to financial statements

Eaton Vance AMT-Free Limited Maturity Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer — 4.2%
$1,000	Sunrise, FL, Utilities Systems, (AMBAC), 5.50%, 10/1/18	$1,035,950
500	Tallahassee, FL, Consolidated Utility System, (FGIC), 5.50%, 10/1/19	520,530
		$1,556,480
Nursing Home — 0.6%
$235	Orange County, FL, Health Facilities Authority, (Westminster Community Care Services), 6.50%, 4/1/12	$236,934
		$236,934
Other Revenue — 2.2%
$975	Buckeye, OH, Tobacco Settlement Financing Authority, 5.125%, 6/1/24	$814,008
		$814,008
Senior Living / Life Care — 1.3%
$595	North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42	$482,480
		$482,480
Special Tax Revenue — 7.0%
$450	Arbor Greene, FL, Community Development District, 5.00%, 5/1/19	$415,256
325	Concorde Estates, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/11	307,284
85	Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	79,196
165	Dupree Lakes, FL, Community Development District, 5.00%, 11/1/10	158,073
230	Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	211,855
130	FishHawk, FL, Community Development District II, 5.125%, 11/1/09	119,332
45	Heritage Harbor South, FL, Community Development District, (Capital Improvements), 5.25%, 11/1/08	44,946
60	Longleaf, FL, Community Development District, 6.20%, 5/1/09	59,708
170	New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13	108,554
140	North Springs, FL, Improvement District, (Heron Bay North Assessment Area), 5.00%, 5/1/14	121,936
295	North Springs, FL, Improvement District, (Heron Bay), 7.00%, 5/1/19	295,177
100	Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	87,063

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue (continued)
$100	Sterling Hill, FL, Community Development District, (Capital Improvements), 5.10%, 5/1/11	$93,447
125	Sterling Hill, FL, Community Development District, (Capital Improvements), 5.50%, 11/1/10	122,590
600	Tison's Landing, FL, Community Development District, (Capital Improvements), 5.00%, 11/1/11(2)	360,456
		$2,584,873
Transportation — 6.6%
$500	Montana Department of Transportation, 5.00%, 6/1/22	$494,215
1,000	Phoenix, AZ, Civic Improvements Corp., 5.00%, 7/1/21	980,530
1,000	Texas State Transportation Commission First Tier, 5.00%, 4/1/20	996,780
		$2,471,525
Water and Sewer — 2.7%
$1,000	New York City, NY, Municipal Water Finance, 5.00%, 6/15/21	$994,440
		$994,440
Total Tax-Exempt Investments — 97.0% (identified cost $38,288,131)		$36,036,614
Other Assets, Less Liabilities — 3.0%		$1,115,608
Net Assets — 100.0%		$37,152,222

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

PSF - Permanent School Fund

At September 30, 2008, the concentration of the Fund's investments in the various states, determined as percentage of net assets, is as follows:

Florida	27.8%
Others, representing less than 10% individually	69.2%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2008, 48.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.8% to 21.3% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Defaulted bond.

See notes to financial statements

Eaton Vance California Limited Maturity Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 93.4%
Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded — 3.4%
$250	California Department of Water Resource Power Supply, Prerefunded to 5/1/12, 5.125%, 5/1/18(1)	$269,953
520	California Statewide Communities Development Authority, (San Gabriel Valley), Escrowed to Maturity, 5.50%, 9/1/14	554,975
181	Roseville Special Tax, Prerefunded to 9/1/09, 6.00%, 9/1/11	188,540
55	Santa Margarita Water District, Prerefunded to 9/1/09, 6.10%, 9/1/14	58,014
		$1,071,482
General Obligations — 3.3%
$1,000	California, 5.25%, 11/1/16	$1,039,710
		$1,039,710
Health Care-Miscellaneous — 0.3%
$100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.25%, 10/1/24	$89,403
		$89,403
Hospital — 9.2%
$500	California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	$489,010
500	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/16	504,445
500	California Health Facilities Financing Authority, (Scripps Health), 5.00%, 10/1/21	468,600
1,000	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/21	937,940
200	San Benito Health Care District, 5.375%, 10/1/12	197,282
300	Torrance Hospital, (Torrance Memorial Medical Center), 5.40%, 6/1/15	306,000
		$2,903,277
Housing — 3.6%
$500	California Department of Veterans Affairs, Home Purchase Revenue, (AMT), 4.50%, 12/1/18	$456,815
750	California Housing Finance Agency, (AMT), 4.75%, 8/1/21	660,712
		$1,117,527

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue — 0.6%
$200	California Pollution Control Financing Authority, (Browning Ferris Industries), (AMT), 5.80%, 12/1/16	$185,352
		$185,352
Insured-Education — 2.7%
$475	California Educational Facilities Authority, (San Diego University), (AMBAC), 0.00%, 10/1/15	$345,610
500	California Educational Facilities Authority, (Santa Clara University), (MBIA), 5.00%, 2/1/19	503,015
		$848,625
Insured-Electric Utilities — 6.6%
$1,000	California Pollution Control Financing Authority, (San Diego Gas and Electric), (MBIA), 5.90%, 6/1/14	$1,087,590
500	California Pollution Control Financing Authority, Pollution Control Revenue, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	483,150
500	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/18	507,115
		$2,077,855
Insured-General Obligations — 17.9%
$400	Barstow Unified School District, (FGIC), 5.25%, 8/1/18	$407,052
500	Burbank Unified School District, (FGIC), 0.00%, 8/1/12	430,170
1,200	Coachella Valley Unified School District, (2005 Election), (FSA), 5.00%, 8/1/27	1,153,200
1,080	Fillmore Unified School District, (FGIC), 0.00%, 7/1/15	785,819
760	Fresno Unified School District, (MBIA), 5.80%, 2/1/16	814,720
750	Oakland Unified School District, Alameda County, (FGIC), 5.00%, 8/1/22	707,010
1,000	San Juan Unified School District, (FSA), 0.00%, 8/1/17	659,160
705	Ukiah Unified School District, (FGIC), 0.00%, 8/1/10	662,679
		$5,619,810
Insured-Hospital — 1.3%
$400	California Statewide Communities Development Authority, (Sutter Health), (FSA), 6.00%, 8/15/13	$413,784
		$413,784
Insured-Lease Revenue / Certificates of Participation — 4.8%
$1,750	Anaheim Public Financing Authority Lease Revenue, (Public Improvements), (FSA), 0.00%, 9/1/19	$990,903
505	California State Public Works Board, (Department of Corrections), (AMBAC), 5.25%, 12/1/13	524,811
		$1,515,714

See notes to financial statements

Eaton Vance California Limited Maturity Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Other Revenue — 2.6%
$1,000	Golden State Tobacco Securitization Corp., (Tobacco Settlement Revenue), (FGIC), 5.00%, 6/1/35	$831,900
		$831,900
Insured-Special Tax Revenue — 6.7%
$1,000	Garden Grove Community Development, (Tax Allocation), (AMBAC), 5.25%, 10/1/16	$1,033,490
1,000	San Mateo County Transportation District, (MBIA), 5.25%, 6/1/17	1,071,450
		$2,104,940
Insured-Transportation — 10.3%
$1,000	Port of Oakland, (MBIA), (AMT), 5.00%, 11/1/21	$875,260
500	Puerto Rico Highway and Transportation Authority, (FSA), 5.50%, 7/1/17	520,745
1,000	San Joaquin Hills Transportation Corridor Agency Bridge & Toll Road, (MBIA), 0.00%, 1/15/12	876,300
1,000	San Jose Airport Revenue, (AMBAC), (AMT), 5.50%, 3/1/18	967,850
		$3,240,155
Insured-Water and Sewer — 1.5%
$500	Sunnyvale Financing Authority Water and Wastewater, (AMBAC), 5.00%, 10/1/22	$485,300
		$485,300
Lease Revenue / Certificates of Participation — 3.2%
$1,000	California Public Works, (University of California), 5.25%, 6/1/20	$1,013,700
		$1,013,700
Senior Living / Life Care — 2.7%
$230	ABAG Finance Authority, (American Baptist Homes), 5.75%, 10/1/17	$229,122
670	California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.50%, 11/15/16	622,584
		$851,706
Solid Waste — 1.1%
$350	Napa-Vallejo Waste Management Authority, (Solid Waste Transfer Facilities), (AMT), 5.10%, 2/15/14	$336,539
		$336,539

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue — 7.7%
$300	Alameda Public Financing Authority, 5.45%, 9/2/14	$306,498
205	Brentwood Infrastructure Financing Authority, 4.625%, 9/2/18	178,565
195	Corona Public Financing Authority, 5.70%, 9/1/13	195,335
100	Eastern Municipal Water District, 4.80%, 9/1/20	89,221
75	Eastern Municipal Water District, 4.85%, 9/1/21	66,220
200	Fontana Redevelopment Agency, (Jurupa Hills), 5.50%, 10/1/17	203,968
40	Moreno Valley Unified School District, (Community District No. 2003-2), 5.20%, 9/1/17	38,030
80	Moreno Valley Unified School District, (Community District No. 2003-2), 5.25%, 9/1/18	75,502
390	Pomona Redevelopment Agency, (West Holt Avenue Redevelopment), 5.50%, 5/1/13	397,999
145	Santa Margarita Water District, 6.10%, 9/1/14	148,958
200	Santaluz Community Facility District No. 2, 5.80%, 9/1/14	200,472
100	Temecula Valley Unified School District, 4.75%, 9/1/21	87,154
200	Torrance Redevelopment Agency, 5.50%, 9/1/12	201,472
250	Whittier Public Financing Authority, (Greenleaf Ave. Whittier Redevelopment), 5.50%, 11/1/16	245,642
		$2,435,036
Transportation — 3.9%
$1,000	Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/31	$942,050
290	Port Redwood City, (AMT), 5.40%, 6/1/19	275,639
		$1,217,689
Total Tax-Exempt Investments — 93.4% (identified cost $30,338,555)		$29,399,504
Other Assets, Less Liabilities — 6.6%		$2,083,797
Net Assets — 100.0%		$31,483,301

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

See notes to financial statements

Eaton Vance California Limited Maturity Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2008, 58.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 11.4% to 21.2% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Massachusetts Limited Maturity Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.6%
Principal Amount (000's omitted)	Security	Value
Education — 13.6%
$1,000	Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/19	$1,023,540
400	Massachusetts Development Finance Agency, (Xaverian Brothers High School), 5.55%, 7/1/19	384,164
1,000	Massachusetts Health and Educational Facilities Authority, (Boston College), 5.375%, 6/1/14	1,077,320
1,000	Massachusetts Health and Educational Facilities Authority, (College of the Holy Cross), 5.00%, 9/1/20	1,003,840
1,000	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.375%, 7/1/17	1,090,610
1,645	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/22(1)	1,733,501
750	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.50%, 8/15/15	817,942
750	Massachusetts Industrial Finance Agency, (St. John's High School, Inc.), 5.70%, 6/1/18	753,248
		$7,884,165
Electric Utilities — 0.9%
$500	Massachusetts Development Finance Agency, (Devens Electric System), 5.75%, 12/1/20	$503,745
		$503,745
Escrowed / Prerefunded — 12.2%
$1,000	Boston, Prerefunded to 2/1/11, 5.00%, 2/1/18	$1,048,270
580	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), Escrowed to Maturity, 5.00%, 7/1/11	611,111
350	Massachusetts Development Finance Agency, (YMCA of Greater Boston), Prerefunded to 11/1/08, 5.25%, 11/1/13	357,581
500	Massachusetts Industrial Finance Agency, (Wentworth Institute of Technology), Prerefunded to 10/1/08, 5.55%, 10/1/13	510,030
1,200	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/13	1,246,764
2,100	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	2,179,737
680	Massachusetts Water Pollution Abatement Trust, Escrowed to Maturity, 5.25%, 8/1/14	724,547
400	Rail Connections, Inc., (Route 128 Parking Garage), Escrowed to Maturity, 5.30%, 7/1/09	409,148
		$7,087,188

Principal Amount (000's omitted)	Security	Value
General Obligations — 9.1%
$500	Burlington, 5.00%, 2/1/15	$535,020
500	Burlington, 5.00%, 2/1/16	534,210
750	Falmouth, 5.25%, 2/1/16	787,005
1,000	Manchester Essex Regional School District, 5.00%, 1/15/20	1,029,060
1,100	Wellesley, 5.00%, 6/1/16	1,178,353
1,150	Wellesley, 5.00%, 6/1/17	1,222,657
		$5,286,305
Health Care-Miscellaneous — 0.7%
$165	Massachusetts Development Finance Agency, (MCHSP Human Services), 6.60%, 8/15/29	$138,943
75	Massachusetts Development Finance Agency, (New England Center for Children), 5.30%, 11/1/08	74,930
90	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 5.60%, 10/1/14	86,398
100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.25%, 10/1/24	89,403
		$389,674
Hospital — 8.3%
$600	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/14	$622,020
865	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/15	890,448
295	Massachusetts Health and Educational Facilities Authority, (Central New England Health Systems), 6.125%, 8/1/13	295,502
1,000	Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.25%, 12/1/24	969,210
250	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/09	253,758
750	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/18	753,637
1,000	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.50%, 7/1/10	1,033,830
		$4,818,405
Industrial Development Revenue — 2.8%
$1,000	Massachusetts Development Finance Agency, (Waste Management, Inc.), (AMT), 6.90%, 12/1/29	$1,021,000
745	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	581,614
		$1,602,614

See notes to financial statements

Eaton Vance Massachusetts Limited Maturity Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Education — 4.9%
$1,785	Massachusetts Development Finance Agency, (Simmons College), (XLCA), 5.25%, 10/1/21	$1,754,494
1,000	University of Massachusetts Building Authority, (AMBAC), 5.25%, 11/1/13	1,076,030
		$2,830,524
Insured-Electric Utilities — 7.1%
$1,000	Massachusetts Power Supply System, (Municipal Wholesale Electric Co.), (MBIA), 5.25%, 7/1/12	$1,056,660
1,000	Massachusetts Power Supply System, (Municipal Wholesale Electric Co.), (MBIA), 5.25%, 7/1/13	1,039,970
2,000	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/18	2,028,460
		$4,125,090
Insured-Escrowed / Prerefunded — 7.0%
$1,000	Boston, (MBIA), Prerefunded to 2/1/12, 5.00%, 2/1/19	$1,058,270
1,000	Massachusetts Health and Educational Facilities Authority, (Tufts-New England Medical Center), (FGIC), Prerefunded to 5/15/12, 5.375%, 5/15/15	1,065,380
1,225	Massachusetts Port Authority, (FSA), Prerefunded to 7/1/09, 5.125%, 7/1/17	1,263,379
635	Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.125%, 1/1/23	649,484
		$4,036,513
Insured-General Obligations — 7.6%
$3,105	Boston, (MBIA), 0.125%, 3/1/22	$1,551,196
780	Groton-Dunstable Regional School District, (FSA), 5.00%, 10/15/17	796,130
1,000	Massachusetts, (AMBAC), 5.00%, 7/1/12	1,060,580
1,000	Massachusetts, (MBIA), 5.25%, 8/1/22	1,008,160
		$4,416,066
Insured-Hospital — 1.7%
$1,000	Massachusetts Health and Educational Facilities Authority, (Caregroup Healthcare System), (MBIA), 5.25%, 7/1/21	$966,540
		$966,540
Insured-Pooled Loans — 2.2%
$1,545	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.60%, 1/1/22	$1,261,848
		$1,261,848

Principal Amount (000's omitted)	Security	Value
Insured-Solid Waste — 3.6%
$1,000	Massachusetts Development Finance Agency, (SEMASS System), (MBIA), 5.625%, 1/1/13	$1,057,510
1,000	Massachusetts Development Finance Agency, (SEMASS System), (MBIA), 5.625%, 1/1/16	1,041,990
		$2,099,500
Insured-Special Tax Revenue — 2.9%
$1,600	Massachusetts Special Obligations, (FSA), 5.50%, 6/1/21	$1,673,072
		$1,673,072
Insured-Transportation — 3.4%
$500	Massachusetts Port Authority, (Delta Airlines), (AMBAC), (AMT), 5.50%, 1/1/15	$420,175
1,000	Puerto Rico Highway and Transportation Authority, (FSA), 5.50%, 7/1/11	1,045,040
500	Puerto Rico Highway and Transportation Authority, (FSA), 5.50%, 7/1/17	520,745
		$1,985,960
Miscellaneous — 1.7%
$1,000	Massachusetts Development Finance Agency, (Jewish Philanthropies), 5.25%, 2/1/22	$1,008,400
		$1,008,400
Senior Living / Life Care — 2.2%
$600	Massachusetts Development Finance Agency, (Berkshire Retirement), 5.60%, 7/1/19	$575,160
600	Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.50%, 11/15/22	485,700
275	Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	238,461
		$1,299,321
Solid Waste — 1.7%
$1,000	Massachusetts Industrial Finance Agency, (Ogden Haverhill), (AMT), 5.50%, 12/1/13	$978,310
		$978,310
Special Tax Revenue — 2.8%
$1,000	Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/16	$1,081,170
500	Massachusetts Special Obligations, 5.00%, 6/1/14	529,195
		$1,610,365

See notes to financial statements

Eaton Vance Massachusetts Limited Maturity Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Transportation — 4.3%
$1,000	Massachusetts Port Authority, (AMT), 6.25%, 7/1/17	$1,017,170
2,000	Massachusetts State Federal Highway Grant Anticipation Notes, 0.00%, 6/15/15	1,496,340
		$2,513,510
Water and Sewer — 0.9%
$500	Massachusetts Water Pollution Abatement Trust, 5.25%, 2/1/12	$528,195
		$528,195
Total Tax-Exempt Investments — 101.6% (identified cost $59,873,049)		$58,905,310
Other Assets, Less Liabilities — (1.6)%		$(929,892)
Net Assets — 100.0%		$57,975,418

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2008, 39.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.9% to 18.3% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance New Jersey Limited Maturity Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.6%
Principal Amount (000's omitted)	Security	Value
Electric Utilities — 1.0%
$420	New Jersey Economic Development Authority, Pollution Control Revenue, (PSEG Power), 5.00%, 3/1/12	$413,902
		$413,902
Escrowed / Prerefunded — 9.9%
$350	New Jersey Economic Development Authority, (Kapkowski Road Landfill), Prerefunded to 5/15/14, 6.375%, 4/1/18	$399,098
2,030	New Jersey Economic Development Authority, (Principal Custodial Receipts), Escrowed to Maturity, 0.00%, 12/15/12	1,746,754
300	New Jersey Economic Development Authority, (The Seeing Eye, Inc.), Prerefunded to 12/1/09, 6.20%, 12/1/24	317,982
600	New Jersey Educational Facilities Authority, (Higher Education Capital Improvements), Prerefunded to 9/1/10, 5.00%, 9/1/15	626,100
750	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), Escrowed to Maturity, 5.00%, 7/1/11	788,198
		$3,878,132
General Obligations — 1.4%
$500	Jersey City School District, 6.25%, 10/1/10	$532,615
		$532,615
Health Care-Miscellaneous — 0.2%
$100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.25%, 10/1/24	$89,403
		$89,403
Hospital — 8.4%
$1,000	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/20	$936,070
500	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Care Center), 6.00%, 7/1/12	530,640
425	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.75%, 7/1/23	409,020
450	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.125%, 1/1/20	455,459
500	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.25%, 7/1/25	468,445

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$500	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.60%, 7/1/15	$513,505
		$3,313,139
Housing — 1.1%
$500	New Jersey Housing and Mortgage Finance Agency, Single Family Housing, (AMT), 5.10%, 10/1/23	$451,305
		$451,305
Industrial Development Revenue — 1.4%
$350	New Jersey Economic Development Authority, (American Airlines, Inc.), (AMT), 7.10%, 11/1/31	$190,624
450	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/19	371,984
		$562,608
Insured-Education — 5.8%
$545	New Jersey Educational Facilities Authority, (Montclair State University), (MBIA), 3.75%, 7/1/24	$429,068
1,000	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.50%, 7/1/21	925,570
900	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.60%, 7/1/14	912,249
		$2,266,887
Insured-Electric Utilities — 1.6%
$560	Cape May County Industrial Pollution Control Financing Authority, (Atlantic City Electric Co.), (MBIA), 6.80%, 3/1/21	$621,706
		$621,706
Insured-Escrowed / Prerefunded — 3.6%
$1,300	New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), (AMBAC), Escrowed to Maturity, 6.00%, 7/1/12	$1,415,427
		$1,415,427
Insured-General Obligations — 17.6%
$330	Clearview Regional High School District, (FGIC), 5.375%, 8/1/15	$350,318
750	Freehold Regional High School District, (FGIC), 5.00%, 3/1/18	783,720
720	Hillsborough Township School District, (FSA), 5.375%, 10/1/18	772,574

See notes to financial statements

Eaton Vance New Jersey Limited Maturity Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$1,000	Jackson Township School District, (Baptist Healthcare Systems), (MBIA), 5.25%, 6/15/23	$1,007,060
725	Monroe Township Board of Education, (FGIC), 5.20%, 8/1/11	761,446
825	Monroe Township Board of Education, (FGIC), 5.20%, 8/1/14	877,049
690	Monroe Township Board of Education, Middlesex County, (AGC), 4.75%, 3/1/21	681,499
1,620	New Jersey, (AMBAC), 5.25%, 7/15/19	1,688,915
		$6,922,581
Insured-Lease Revenue / Certificates of Participation — 4.1%
$1,000	Hudson County, (MBIA), 6.25%, 6/1/15	$1,112,020
500	Puerto Rico Public Finance Corp., (AMBAC), 5.375%, 6/1/17	520,805
		$1,632,825
Insured-Transportation — 6.4%
$500	Delaware River Port Authority, (FSA), 5.50%, 1/1/10	$517,925
1,000	New Jersey Transportation Trust Fund Authority, (MBIA), 5.50%, 12/15/17	1,073,310
770	Port Authority of New York and New Jersey, (FGIC), (AMT), 4.50%, 10/1/20	681,858
250	South Jersey Transportation Authority, (AMBAC), 5.00%, 11/1/18	247,260
		$2,520,353
Insured-Water and Sewer — 11.6%
$1,135	Bayonne Municipal Utilities Authority, (XLCA), 5.25%, 4/1/19	$1,113,026
1,000	North Hudson Sewer Authority, (MBIA), 5.125%, 8/1/22	992,980
1,270	Passaic Valley Water Commission, (FSA), 5.00%, 12/15/17	1,334,262
565	Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/16	394,715
565	Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/17	371,007
565	Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/18	347,249
		$4,553,239
Lease Revenue / Certificates of Participation — 5.5%
$1,100	Bergen County Improvement Authority, (County Administration Complex), 5.00%, 11/15/24(1)	$1,090,331
1,000	New Jersey Economic Development Authority, (School Facilities Construction), 5.50%, 9/1/19	1,058,300
		$2,148,631

Principal Amount (000's omitted)	Security	Value
Nursing Home — 1.3%
$500	New Jersey Economic Development Authority, (Masonic Charity Foundation), 4.80%, 6/1/11	$510,400
		$510,400
Pooled Loans — 5.2%
$2,000	New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	$2,050,520
		$2,050,520
Senior Living / Life Care — 3.7%
$520	New Jersey Economic Development Authority, (Cranes Mill Project), 5.50%, 7/1/18	$509,662
300	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/18	288,408
300	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/25	266,547
400	New Jersey Economic Development Authority, (Seabrook Village, Inc.), 5.00%, 11/15/12	386,960
		$1,451,577
Special Tax Revenue — 2.1%
$500	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/16	$468,275
180	New Jersey Economic Development Authority, (Newark Downtown Distribution Management Corp.), 4.625%, 6/15/12	178,369
190	New Jersey Economic Development Authority, (Newark Downtown Distribution Management Corp.), 4.625%, 6/15/13	186,538
		$833,182
Transportation — 6.7%
$1,000	New Jersey Transportation Trust Fund Authority, 5.25%, 12/15/21	$987,830
1,000	Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	929,390
700	Port Authority of New York and New Jersey, (AMT), 5.50%, 7/15/12	708,099
		$2,625,319
Total Tax-Exempt Investments — 98.6% (identified cost $39,633,594)		$38,793,751
Other Assets, Less Liabilities — 1.4%		$549,807
Net Assets — 100.0%		$39,343,558

See notes to financial statements

Eaton Vance New Jersey Limited Maturity Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2008, 51.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.8% to 16.4% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance New York Limited Maturity Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.7%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 0.5%
$600	Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$500,652
		$500,652
Education — 4.2%
$2,500	New York Dormitory Authority, (State University Educational Facilities), 5.00%, 7/1/20	$2,516,125
600	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	633,378
105	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/19	109,924
625	Troy Industrial Development Authority, (Rensselaer Polytechnic Institute), 5.50%, 9/1/15	659,069
		$3,918,496
Electric Utilities — 2.6%
$2,500	New York Energy Research and Development Authority Facility, (AMT), 4.70%, 6/1/36	$2,489,650
		$2,489,650
Escrowed / Prerefunded — 4.2%
$1,000	New York Dormitory Authority, (Child Care Facility), Prerefunded to 4/1/12, 5.375%, 4/1/14	$1,076,510
70	New York Urban Development Corp., (Correctional and Youth Facilities), Prerefunded to 1/1/11, 5.50%, 1/1/17	74,166
450	Suffolk County Industrial Development Agency, (Jefferson's Ferry Project), Prerefunded to 11/1/09, 7.20%, 11/1/19	478,157
1,170	Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,209,008
1,000	Triborough Bridge and Tunnel Authority, Prerefunded to 1/1/16, 5.375%, 1/1/19	1,091,350
		$3,929,191
General Obligations — 2.3%
$1,200	New York City, 5.00%, 3/1/19	$1,195,332
1,000	New York City, 5.00%, 6/1/22	964,040
		$2,159,372

Principal Amount (000's omitted)	Security	Value
Health Care-Miscellaneous — 0.8%
$90	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 5.60%, 10/1/14	$86,397
200	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.25%, 10/1/24	178,806
100	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	100,928
400	Westchester County Industrial Development Agency, (Children's Village), 5.375%, 3/15/19	360,060
		$726,191
Hospital — 8.4%
$400	Chautauqua County Industrial Development Agency, (Women's Christian Association), 6.35%, 11/15/17	$386,500
250	Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 5.75%, 11/1/09	249,118
390	Nassau County Industrial Development Agency, (North Shore Health System), 5.625%, 11/1/10	397,468
595	Nassau County Industrial Development Agency, (North Shore Health System), 5.875%, 11/1/11	612,844
2,000	New York Dormitory Authority, (Interfaith Medical Center), 5.00%, 2/15/21	1,947,520
1,000	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/13	1,003,410
200	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/15	197,836
500	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/17	486,070
415	New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	364,283
265	Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.50%, 12/1/10	260,789
1,325	Saratoga County Industrial Development Agency, (Saratoga Hospital Project), 5.00%, 12/1/17	1,284,362
750	Suffolk County Industrial Development Agency, (Huntington Hospital), 6.00%, 11/1/22	746,430
		$7,936,630
Housing — 3.2%
$1,000	New York Housing Finance Agency, (Affordable Housing), (AMT), 5.05%, 11/1/22	$912,060
2,000	New York State Mortgage Agency, (AMT), 4.95%, 10/1/21	1,811,080
250	New York State Mortgage Agency, (AMT), 5.20%, 10/1/08	250,015
		$2,973,155

See notes to financial statements

Eaton Vance New York Limited Maturity Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue — 6.9%
$1,000	Dutchess County Industrial Development Agency, (IBM Corporation), (AMT), Variable Rate, 5.45%, 12/1/29	$1,033,480
1,500	Liberty Development Corp. (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,303,575
1,250	New York City Industrial Development Agency, (Terminal One Group), (AMT), 5.50%, 1/1/14	1,273,250
1,000	New York State Environmental Facilities Corp., Solid Waste Disposal, (Waste Management Project), (AMT), 4.55%, 5/1/12	945,160
250	Onondaga County Industrial Development Agency, (Senior Air Cargo), (AMT), 6.125%, 1/1/32	217,198
1,500	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	749,580
1,250	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	975,862
		$6,498,105
Insured-Education — 9.5%
$1,000	New York Dormitory Authority, (Canisius College), (MBIA), 5.00%, 7/1/16	$1,037,320
1,000	New York Dormitory Authority, (City University), (AMBAC), 5.625%, 7/1/16	1,083,960
1,420	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	1,436,656
1,000	New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/19	1,041,120
1,085	New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/21	1,078,935
1,000	New York Dormitory Authority, (State University Educational Facilities), (FSA), 5.75%, 5/15/17	1,104,580
1,000	New York Dormitory Authority, (Student Housing), (FGIC), 5.25%, 7/1/15	1,064,130
1,000	New York Dormitory Authority, (University Educational Facilities), (FGIC), 5.25%, 5/15/13	1,047,610
		$8,894,311
Insured-Electric Utilities — 5.6%
$2,500	Long Island Power Authority, Electric Systems Revenue, (FGIC), 5.00%, 12/1/22	$2,394,500
500	Long Island Power Authority, Electric Systems Revenue, (FSA), 0.00%, 6/1/15	377,490
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/17	1,266,437
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,256,013
		$5,294,440

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded — 2.2%
$1,225	New York Dormitory Authority, (Mental Health Services), (MBIA), Prerefunded to 8/15/11, 5.50%, 8/15/13	$1,313,641
450	New York Thruway Authority Service Contract, (Local Highway and Bridge), (MBIA), Prerefunded to 4/1/09, 5.40%, 4/1/15	461,624
250	Niagara County Industrial Development Agency, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	270,730
		$2,045,995
Insured-General Obligations — 4.9%
$500	Clarence Central School District, (FSA), 5.00%, 5/15/17	$508,450
1,000	Monroe County, (Public Improvements), (MBIA), 6.00%, 3/1/19	1,106,440
1,000	Puerto Rico, (AGC), 5.00%, 7/1/16	1,016,630
1,915	Puerto Rico, (FGIC), 5.50%, 7/1/17	1,931,373
		$4,562,893
Insured-Hospital — 2.4%
$1,600	New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (MBIA), 5.50%, 7/1/17	$1,719,984
500	New York Dormitory Authority, (New York and Presbyterian Hospital), (AMBAC), 5.50%, 8/1/11	523,775
		$2,243,759
Insured-Lease Revenue / Certificates of Participation — 2.2%
$1,000	New York Dormitory Authority, (Master BOCES Program-Oneida Herkimer Madison BOCES), (FSA), 5.25%, 8/15/20	$1,019,940
1,000	New York Dormitory Authority, (Municipal Health Facilities), (FSA), 5.50%, 1/15/13	1,043,190
		$2,063,130
Insured-Special Tax Revenue — 5.9%
$2,250	New York Local Government Assistance Corp., (MBIA), 0.00%, 4/1/13	$1,895,422
2,000	New York Urban Development Corp., (Personal Income Tax), (AMBAC), 5.50%, 3/15/19	2,126,200
1,500	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	1,489,050
		$5,510,672

See notes to financial statements

Eaton Vance New York Limited Maturity Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Transportation — 6.7%
$1,000	Metropolitan Transportation Authority, (AMBAC), 5.50%, 11/15/18	$1,065,300
1,000	Metropolitan Transportation Authority, (MBIA), 5.50%, 11/15/13	1,074,830
1,000	Monroe County Airport Authority, (MBIA), (AMT), 5.875%, 1/1/17	1,050,900
1,000	Puerto Rico Highway and Transportation Authority, (FSA), 5.50%, 7/1/17	1,041,490
1,920	Triborough Bridge and Tunnel Authority, (MBIA), 5.50%, 11/15/18	2,054,976
		$6,287,496
Lease Revenue / Certificates of Participation — 4.9%
$2,500	New York Urban Development Corp., 5.00%, 1/1/18	$2,551,800
1,000	New York Urban Development Corp., (Correctional and Youth Facilities), 5.25%, 1/1/21	1,005,700
1,025	New York Urban Development Corp., (Correctional and Youth Facilities), 5.50%, 1/1/17	1,074,877
		$4,632,377
Other Revenue — 0.8%
$750	Albany Industrial Development Agency, (Charitable Leadership), 6.00%, 7/1/19	$715,643
		$715,643
Senior Living / Life Care — 0.4%
$400	Mt. Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.15%, 6/1/19	$372,420
		$372,420
Solid Waste — 2.8%
$750	Hempstead Industrial Development Agency, (American Refuel), 5.00%, 12/1/10	$740,828
2,000	Niagara County Industrial Development Agency, (American Ref-Fuel Co., LLC), Variable Rate, (AMT), 5.55%, 11/15/24	1,923,180
		$2,664,008
Special Tax Revenue — 7.8%
$1,140	34th Street Partnership, Inc., 5.00%, 1/1/17	$1,159,118
500	New York City Transitional Finance Authority, 5.375%, 2/15/14	523,025
915	New York City Transitional Finance Authority, (Future Tax), 4.75%, 11/15/23	906,381
480	New York City Transitional Finance Authority, (Future Tax), 5.00%, 5/1/16	485,433

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue (continued)
$1,000	New York City Transitional Finance Authority, (Future Tax), 5.375%, 2/1/13	$1,050,670
3,000	New York State Local Government Assistance Corp., 5.25%, 4/1/16	3,196,950
		$7,321,577
Transportation — 3.1%
$1,000	Metropolitan Transportation Authority, 5.00%, 11/15/21	$969,530
1,000	Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	929,390
1,000	Triborough Bridge and Tunnel Authority, 5.00%, 11/15/21	993,570
		$2,892,490
Water and Sewer — 5.4%
$1,000	Erie County Water Authority, 5.00%, 12/1/18	$1,037,490
2,500	New York City Municipal Water Finance, 5.00%, 6/15/21	2,486,100
1,000	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 5.00%, 6/15/20	1,008,580
500	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 5.25%, 6/15/14(1)	525,465
		$5,057,635
Total Tax-Exempt Investments — 97.7% (identified cost $95,144,497)		$91,690,288
Other Assets, Less Liabilities — 2.3%		$2,139,025
Net Assets — 100.0%		$93,829,313

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2008, 40.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 12.8% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Ohio Limited Maturity Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 96.1%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 0.5%
$95	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	$91,848
		$91,848
Education — 5.4%
$500	Ohio Higher Educational Facilities Commission, (John Carroll University), 5.00%, 11/15/13	$518,250
500	Ohio State University General Receipts, 5.25%, 12/1/17	515,210
		$1,033,460
Escrowed / Prerefunded — 3.5%
$250	Cuyahoga County, (Rock and Roll Hall of Fame), Escrowed to Maturity, 5.85%, 12/1/08	$251,228
250	Parma Hospital Improvement, (Parma Community General Hospital Association), Prerefunded to 11/1/08, 5.25%, 11/1/13	252,945
165	Richland County Hospital Facilities, (Medcentral Health Systems), Prerefunded to 11/15/10, 6.375%, 11/15/22	178,528
		$682,701
General Obligations — 2.9%
$500	Hamilton School District, 6.15%, 12/1/15	$561,660
		$561,660
Health Care-Miscellaneous — 0.4%
$90	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 5.60%, 10/1/14	$86,397
		$86,397
Hospital — 5.9%
$500	Cuyahoga County, (Cleveland Clinic Health System), 6.00%, 1/1/17	$533,050
500	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.50%, 8/15/12	520,780
85	Richland County Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/22	86,142
		$1,139,972

Principal Amount (000's omitted)	Security	Value
Housing — 1.1%
$200	Ohio Housing Finance Agency, (AMT), 4.55%, 9/1/11	$202,518
		$202,518
Industrial Development Revenue — 6.9%
$500	Dayton Special Facilities Revenue, (Emery Air Freight), 5.625%, 2/1/18	$501,775
100	Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	90,274
500	Toledo Lucas County Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	500,975
310	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	242,014
		$1,335,038
Insured-Education — 3.8%
$750	Cleveland-Cuyahoga County Port Authority, (Euclid Avenue Housing Corp.), (AMBAC), 5.00%, 8/1/21	$726,945
		$726,945
Insured-Escrowed / Prerefunded — 6.9%
$300	Cleveland Airport System, (FSA), Prerefunded to 1/1/10, 5.25%, 1/1/14	$313,143
350	Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), Prerefunded to 5/1/16, 5.00%, 5/1/22	368,133
600	Springfield City School District, Clark County, (FGIC), Prerefunded to 12/1/11, 5.00%, 12/1/17	646,764
		$1,328,040
Insured-General Obligations — 23.4%
$200	Amherst School District, (FGIC), 5.00%, 12/1/11	$209,566
250	Athens City School District, (FSA), 5.45%, 12/1/10	264,202
265	Clinton Massie Local School District, (AMBAC), 0.00%, 12/1/09	256,215
265	Clinton Massie Local School District, (AMBAC), 0.00%, 12/1/11	236,990
225	Finneytown Local School District, (FGIC), 6.15%, 12/1/11	244,589
1,000	Hilliard School District, (FGIC), 0.00%, 12/1/14	770,220
175	Scioto Valley and Ross County School District, (FGIC), 0.00%, 12/1/11	155,096
650	Springfield City School District, Clark County, (AMBAC), 4.30%, 12/1/14	660,751
500	Strongsville City School District, (MBIA), 5.375%, 12/1/12	539,090
670	Upper Arlington City School District, (FSA), 5.00%, 12/1/21	672,968
460	Wyoming School District, (FGIC), 5.75%, 12/1/17	502,996
		$4,512,683

See notes to financial statements

Eaton Vance Ohio Limited Maturity Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Hospital — 2.7%
$500	Cuyahoga County, (Metrohealth System), (MBIA), 5.50%, 2/15/12	$527,635
		$527,635
Insured-Industrial Development Revenue — 2.8%
$500	Akron Economic Development, (MBIA), 6.00%, 12/1/12	$536,055
		$536,055
Insured-Lease Revenue / Certificates of Participation — 2.8%
$500	Ohio Building Authority, (FSA), 5.50%, 10/1/11	$534,005
		$534,005
Insured-Other Revenue — 2.7%
$500	Cleveland Parking Facilities, (FSA), 5.25%, 9/15/20(1)	$512,270
		$512,270
Insured-Special Tax Revenue — 1.3%
$250	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	$248,175
		$248,175
Insured-Transportation — 5.4%
$250	Cleveland Airport System, (FSA), 5.00%, 1/1/23	$240,125
750	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/18	796,957
		$1,037,082
Insured-Water and Sewer — 2.6%
$475	Cleveland Waterworks, (FSA), 5.375%, 1/1/16	$495,145
		$495,145
Lease Revenue / Certificates of Participation — 1.0%
$190	Union County, (Pleasant Valley Joint Fire District), 6.125%, 12/1/19	$187,640
		$187,640
Other Revenue — 2.7%
$315	Buckeye Tobacco Settlement Financing Authority, 5.125%, 6/1/24	$262,987
300	Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	263,013
		$526,000

Principal Amount (000's omitted)	Security	Value
Pooled Loans — 5.3%
$240	Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	$211,937
295	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 4.60%, 6/1/20	282,380
250	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	246,682
330	Summit County Port Authority, (Twinsburg Township), 5.125%, 5/15/25	272,709
		$1,013,708
Special Tax Revenue — 1.3%
$250	Mahoning County, (Sales Tax), 5.00%, 12/1/10	$254,263
		$254,263
Water and Sewer — 4.8%
$400	Cincinnati Water System, 4.50%, 12/1/21	$381,668
500	Ohio Water Development Authority, (Drinking Water), 5.50%, 12/1/14	532,900
		$914,568
Total Tax-Exempt Investments — 96.1% (identified cost $18,458,796)		$18,487,808
Other Assets, Less Liabilities — 3.9%		$754,758
Net Assets — 100.0%		$19,242,566

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2008, 56.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 19.3% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Pennsylvania Limited Maturity Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 92.8%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 1.2%
$310	Carbon County Industrial Development Authority, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$313,664
350	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	318,430
		$632,094
Education — 2.0%
$1,040	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 5.00%, 7/15/21	$1,033,417
		$1,033,417
Electric Utilities — 0.7%
$400	York County Industrial Development Authority, Pollution Control, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	$369,456
		$369,456
Escrowed / Prerefunded — 2.6%
$250	Allegheny County Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.50%, 9/1/21	$273,623
500	Bucks County Industrial Development Authority, (Pennswood), Prerefunded to 10/1/10, 5.80%, 10/1/20	538,425
520	Lehigh County General Purpose Authority, (Muhlenberg Hospital), Escrowed to Maturity, 5.75%, 7/15/10	535,558
		$1,347,606
General Obligations — 2.0%
$1,000	Daniel Boone Area School District, 5.00%, 8/15/19	$1,004,040
		$1,004,040
Health Care-Miscellaneous — 0.3%
$200	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.25%, 10/1/24	$178,806
		$178,806
Hospital — 6.7%
$500	Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 6/15/18	$487,285

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$500	Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 9/1/18	$486,755
200	Lebanon County Health Facility Authority, (Good Samaritan Hospital), 5.50%, 11/15/18	191,790
1,000	Monroe County Hospital Authority, (Pocono Medical Center), 5.00%, 1/1/17	961,330
500	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.25%, 1/15/18	528,480
800	Washington County Hospital Authority, (Monongahela Vineyard Hospital), 5.00%, 6/1/12	811,992
		$3,467,632
Housing — 2.3%
$1,335	Allegheny County Residential Finance Authority, Single Family Mortgages, (AMT), 4.80%, 11/1/22	$1,172,010
		$1,172,010
Industrial Development Revenue — 3.4%
$700	Erie Industrial Development Authority, (International Paper), (AMT), 5.85%, 12/1/20	$624,162
750	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	374,790
750	Schuylkill County Industrial Development Authority, (Pine Grove Landfill, Inc.), (AMT), 5.10%, 10/1/19	750,660
		$1,749,612
Insured-Cogeneration — 2.3%
$1,300	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$1,157,078
		$1,157,078
Insured-Education — 6.0%
$2,000	Delaware County, (Villanova University), (AMBAC), 5.00%, 8/1/20	$1,991,220
1,100	Lycoming County College Authority, (Pennsylvania College of Technology), (AMBAC), 5.125%, 5/1/22	1,081,476
		$3,072,696
Insured-Electric Utilities — 3.0%
$1,500	Cambria County Industrial Development Authority, (Pennsylvania Electric), (MBIA), 5.35%, 11/1/10	$1,561,920
		$1,561,920

See notes to financial statements

Eaton Vance Pennsylvania Limited Maturity Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded — 19.2%
$1,000	Council Rock School District, (MBIA), Prerefunded to 11/15/11, 5.00%, 11/15/19	$1,059,050
500	Pennsylvania Public School Building Authority, (Garnet Valley School District), (AMBAC), Prerefunded to 2/1/11, 5.50%, 2/1/20	529,160
1,000	Pennsylvania Turnpike Commission, Registration Fee Revenue, (AMBAC), Prerefunded to 7/15/11, 5.125%, 7/15/22	1,066,960
1,000	Philadelphia Gas Works Revenue, (FSA), Prerefunded to 8/1/13, 5.25%, 8/1/17	1,080,520
1,000	Philadelphia School District, (FSA), Prerefunded to 2/1/12, 5.50%, 2/1/17	1,073,990
1,000	Pittsburgh, (AMBAC), Prerefunded to 3/1/12, 5.25%, 9/1/22	1,067,380
1,000	Spring-Ford Area School District, (FSA), Prerefunded to 9/1/11, 5.00%, 9/1/19	1,056,090
5,000	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	2,946,900
		$9,880,050
Insured-General Obligations — 21.5%
$1,280	Allegheny County, (FSA), 5.00%, 11/1/27	$1,223,821
1,020	Cornwall Lebanon School District, (FSA), 0.00%, 3/15/16(1)	725,954
1,250	Cranberry Township, (FGIC), 5.00%, 12/1/20	1,258,288
1,635	Harrisburg, (AMBAC), 0.00%, 9/15/12	1,399,658
1,355	McKeesport, (FGIC), 0.00%, 10/1/11	1,209,893
1,000	Palmyra Area School District, (FGIC), 5.00%, 5/1/17	1,015,650
1,000	Pennsylvania, (MBIA), 5.375%, 7/1/19	1,067,710
1,000	Philadelphia School District, (FSA), 5.50%, 6/1/21	1,006,360
1,000	Reading School District, (FGIC), 0.00%, 1/15/12	878,480
1,250	Sto-Rox School District, (FGIC), 5.125%, 12/15/22	1,246,775
		$11,032,589
Insured-Hospital — 1.0%
$500	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.375%, 7/1/14	$524,245
		$524,245
Insured-Other Revenue — 2.7%
$1,500	Philadelphia Authority for Industrial Development Revenue, (FGIC), 5.00%, 12/1/22	$1,383,645
		$1,383,645

Principal Amount (000's omitted)	Security	Value
Insured-Sewer Revenue — 1.0%
$500	Allegheny County Sanitation Authority, (MBIA), 5.00%, 12/1/22	$488,655
		$488,655
Insured-Special Tax Revenue — 0.7%
$350	Pittsburgh and Allegheny County Public Auditorium Authority, (AMBAC), 5.00%, 2/1/24	$335,499
		$335,499
Insured-Transportation — 8.0%
$1,000	Allegheny County Airport, (MBIA), (AMT), 5.75%, 1/1/10	$1,017,300
590	Allegheny County Airport, (MBIA), (AMT), 5.75%, 1/1/12	603,080
1,000	Pennsylvania Turnpike Commission, Registration Fee Revenue, (FSA), 5.25%, 7/15/22	1,005,290
1,000	Philadelphia Airport, (FGIC), (AMT), 5.375%, 7/1/14	990,420
500	Southeastern Pennsylvania Transportation Authority, (FGIC), 5.25%, 3/1/16	508,535
		$4,124,625
Insured-Water and Sewer — 4.5%
$250	Allegheny County Sanitation Authority, (MBIA), 5.00%, 12/1/19	$246,097
2,000	Altoona City Authority Water Revenue, (FSA), 5.25%, 11/1/19	2,080,080
		$2,326,177
Senior Living / Life Care — 1.5%
$390	Cliff House Trust, (AMT), 6.625%, 6/1/27(2)	$251,714
335	Crawford County Hospital Authority, (Wesbury United Methodist Community), 6.00%, 8/15/11	331,848
185	Lancaster County Hospital Authority, (Health Center-Willow Valley Retirement), 5.55%, 6/1/15	187,194
		$770,756
Transportation — 0.2%
$85	Erie Municipal Airport Authority, (AMT), 5.50%, 7/1/09	$85,228
		$85,228
Total Tax-Exempt Investments — 92.8% (identified cost $48,428,462)		$47,697,836

See notes to financial statements

Eaton Vance Pennsylvania Limited Maturity Municipals Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Short-Term Investments — 4.3%
Principal Amount (000's omitted)	Description	Value
$1,200	Geisinger Authority, (Geisinger Health System Foundation), (SPA: Bank of America N.A.), Variable Rate, 5.20%, 5/15/35(3)	$1,200,000
1,000	Harrisburg Authority, School Revenue, (AMBAC), Variable Rate, 10.96%, 12/1/27(3)	1,000,000
Total Short-Term Investments — 4.3% (identified cost $2,200,000)		$2,200,000
Total Investments — 97.1% (identified cost $50,628,462)		$49,897,836
Other Assets, Less Liabilities — 2.9%		$1,503,089
Net Assets — 100.0%		$51,400,925

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

SPA - Standby Bond Purchase Agreement

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2008, 73.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 12.1% to 22.9% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security is in default with respect to scheduled principal payments.

(3)  Variable rate demand obligation. The stated interest rate represents the rate in effect at September 30, 2008.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

As of September 30, 2008

	AMT-Free Limited Fund	California Limited Fund	Massachusetts Limited Fund	New Jersey Limited Fund
Assets
Investments —
Identified cost	$38,288,131	$30,338,555	$59,873,049	$39,633,594
Unrealized depreciation	(2,251,517)	(939,051)	(967,739)	(839,843)
Investments, at value	$36,036,614	$29,399,504	$58,905,310	$38,793,751
Cash	$703,050	$1,721,126	$—	$59,428
Interest receivable	559,294	373,429	779,654	472,541
Receivable for investments sold	—	20,000	1,047,555	—
Receivable for Fund shares sold	71,536	—	95,552	25,548
Receivable for variation margin on open financial futures contracts	106,250	164,688	287,266	177,969
Total assets	$37,476,744	$31,678,747	$61,115,337	$39,529,237
Liabilities
Demand note payable	$—	$—	$1,500,000	$—
Payable for Fund shares redeemed	196,295	86,682	1,423,519	59,950
Distributions payable	61,724	50,952	86,721	63,722
Due to custodian	—	—	38,575	—
Payable to affiliates:
Investment adviser fee	14,031	12,808	23,003	14,949
Distribution and service fees	10,232	5,825	16,862	5,657
Accrued expenses	42,240	39,179	51,239	41,401
Total liabilities	$324,522	$195,446	$3,139,919	$185,679
Net Assets	$37,152,222	$31,483,301	$57,975,418	$39,343,558
Sources of Net Assets
Paid-in capital	$40,448,887	$33,569,922	$61,774,655	$41,659,337
Accumulated net realized loss	(957,505)	(1,162,842)	(2,913,506)	(1,528,609)
Accumulated undistributed (distributions in excess of) net investment income	(106,878)	(14,542)	(3,613)	20,454
Net unrealized depreciation	(2,232,282)	(909,237)	(882,118)	(807,624)
Net Assets	$37,152,222	$31,483,301	$57,975,418	$39,343,558
Class A Shares
Net Assets	$28,804,509	$28,593,558	$44,119,165	$38,471,839
Shares Outstanding	3,098,523	2,980,566	4,606,868	4,079,673
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.30	$9.59	$9.58	$9.43
Maximum Offering Price Per Share (100 ÷ 97.75 of net asset value per share)	$9.51	$9.81	$9.80	$9.65
Class B Shares
Net Assets	$891,166	$968,454	$1,105,824	$533,831
Shares Outstanding	95,832	101,261	115,560	56,606
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.30	$9.56	$9.57	$9.43
Class C Shares
Net Assets	$7,456,547	$1,921,289	$12,750,429	$337,888
Shares Outstanding	849,117	207,130	1,389,826	35,848
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$8.78	$9.28	$9.17	$9.43

On sales of $100,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Assets and Liabilities

As of September 30, 2008

	New York Limited Fund	Ohio Limited Fund	Pennsylvania Limited Fund
Assets
Investments —
Identified cost	$95,144,497	$18,458,796	$50,628,462
Unrealized appreciation (depreciation)	(3,454,209)	29,012	(730,626)
Investments, at value	$91,690,288	$18,487,808	$49,897,836
Cash	$740,337	$535,569	$1,527,801
Interest receivable	1,397,831	256,086	618,201
Receivable for investments sold	35,000	10,000	—
Receivable for Fund shares sold	97,570	—	34,345
Receivable for variation margin on open financial futures contracts	446,562	55,859	208,281
Total assets	$94,407,588	$19,345,322	$52,286,464
Liabilities
Payable for investments purchased	$—	$—	$497,639
Payable for Fund shares redeemed	320,386	29,253	226,242
Distributions payable	149,236	29,980	80,429
Payable to affiliates:
Investment adviser fee	36,030	7,192	19,443
Distribution and service fees	27,868	2,672	14,842
Accrued expenses	44,755	33,659	46,944
Total liabilities	$578,275	$102,756	$885,539
Net Assets	$93,829,313	$19,242,566	$51,400,925
Sources of Net Assets
Paid-in capital	$100,907,679	$20,435,430	$54,473,932
Accumulated net realized loss	(3,733,105)	(1,214,193)	(2,341,568)
Accumulated distributions in excess of net investment income	(37,310)	(28,378)	(66,333)
Net unrealized appreciation (depreciation)	(3,307,951)	49,707	(665,106)
Net Assets	$93,829,313	$19,242,566	$51,400,925
Class A Shares
Net Assets	$68,527,752	$18,825,114	$38,227,938
Shares Outstanding	7,052,894	2,060,298	3,969,148
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.72	$9.14	$9.63
Maximum Offering Price Per Share (100 ÷ 97.75 of net asset value per share)	$9.94	$9.35	$9.85
Class B Shares
Net Assets	$1,639,838	$183,471	$783,809
Shares Outstanding	168,864	20,110	81,379
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.71	$9.12	$9.63
Class C Shares
Net Assets	$23,661,723	$233,981	$12,389,178
Shares Outstanding	2,561,346	25,684	1,356,419
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.24	$9.11	$9.13

On sales of $100,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended September 30, 2008

	AMT-Free Limited Fund	California Limited Fund	Massachusetts Limited Fund	New Jersey Limited Fund
Investment Income
Interest	$842,875	$873,175	$1,437,218	$976,285
Total investment income	$842,875	$873,175	$1,437,218	$976,285
Expenses
Investment adviser fee	$82,666	$83,093	$141,373	$93,552
Distribution and service fees
Class A	21,581	26,670	36,986	31,377
Class B	4,953	2,561	6,526	3,334
Class C	37,101	7,834	60,199	1,321
Trustees' fees and expenses	772	777	1,128	878
Custodian fee	18,769	24,307	32,219	14,912
Transfer and dividend disbursing agent fees	8,202	6,763	13,092	11,737
Legal and accounting services	21,457	17,551	18,791	22,736
Printing and postage	1,871	1,753	4,682	1,999
Registration fees	46,970	1,652	630	929
Miscellaneous	7,607	7,471	8,360	9,060
Total expenses	$251,949	$180,432	$323,986	$191,835
Deduct —
Reduction of custodian fee	$6,840	$3,289	$2,984	$5,597
Total expense reductions	$6,840	$3,289	$2,984	$5,597
Net expenses	$245,109	$177,143	$321,002	$186,238
Net investment income	$597,766	$696,032	$1,116,216	$790,047
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$223,396	$(37,206)	$138,498	$107,340
Financial futures contracts	(197,578)	(320,082)	(449,454)	(330,943)
Net realized gain (loss)	$25,818	$(357,288)	$(310,956)	$(223,603)
Change in unrealized appreciation (depreciation) —
Investments	$(2,423,593)	$(1,469,232)	$(2,732,980)	$(2,022,658)
Financial futures contracts	189,063	297,271	497,038	316,680
Net change in unrealized appreciation (depreciation)	$(2,234,530)	$(1,171,961)	$(2,235,942)	$(1,705,978)
Net realized and unrealized loss	$(2,208,712)	$(1,529,249)	$(2,546,898)	$(1,929,581)
Net decrease in net assets from operations	$(1,610,946)	$(833,217)	$(1,430,682)	$(1,139,534)

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended September 30, 2008

New York	Ohio Limited Fund	Pennsylvania Limited Fund	Limited Fund
Investment Income
Interest	$2,237,768	$440,357	$1,286,015
Total investment income	$2,237,768	$440,357	$1,286,015
Expenses
Investment adviser fee	$214,221	$43,529	$120,065
Distribution and service fees
Class A	53,924	14,531	30,382
Class B	8,072	704	4,120
Class C	107,878	605	58,023
Trustees' fees and expenses	1,604	525	1,012
Custodian fee	12,696	15,538	24,168
Transfer and dividend disbursing agent fees	20,892	3,743	14,095
Legal and accounting services	28,718	19,522	20,797
Printing and postage	4,669	279	3,364
Registration fees	1,050	1,140	1,035
Miscellaneous	11,075	6,706	6,389
Total expenses	$464,799	$106,822	$283,450
Deduct —
Reduction of custodian fee	$6,553	$2,353	$3,268
Total expense reductions	$6,553	$2,353	$3,268
Net expenses	$458,246	$104,469	$280,182
Net investment income	$1,779,522	$335,888	$1,005,833
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$224,607	$25,017	$105,115
Financial futures contracts	(656,715)	(71,987)	(336,945)
Net realized loss	$(432,108)	$(46,970)	$(231,830)
Change in unrealized appreciation (depreciation) —
Investments	$(4,988,084)	$(671,447)	$(2,250,708)
Financial futures contracts	789,052	149,800	392,762
Net change in unrealized appreciation (depreciation)	$(4,199,032)	$(521,647)	$(1,857,946)
Net realized and unrealized loss	$(4,631,140)	$(568,617)	$(2,089,776)
Net decrease in net assets from operations	$(2,851,618)	$(232,729)	$(1,083,943)

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended September 30, 2008

Increase (Decrease) in Net Assets	AMT-Free Limited Fund	California Limited Fund	Massachusetts Limited Fund	New Jersey Limited Fund
From operations —
Net investment income	$597,766	$696,032	$1,116,216	$790,047
Net realized gain (loss) from investment transactions and financial futures contracts	25,818	(357,288)	(310,956)	(223,603)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(2,234,530)	(1,171,961)	(2,235,942)	(1,705,978)
Net decrease in net assets from operations	$(1,610,946)	$(833,217)	$(1,430,682)	$(1,139,534)
Distributions to shareholders —
From net investment income
Class A	$(576,111)	$(676,847)	$(886,040)	$(793,502)
Class B	(17,743)	(8,603)	(20,530)	(11,097)
Class C	(132,620)	(26,375)	(189,465)	(4,332)
Total distributions to shareholders	$(726,474)	$(711,825)	$(1,096,035)	$(808,931)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,047,672	$2,614,557	$5,861,828	$8,736,390
Class B	159,746	506,097	43,251	106,092
Class C	165,588	594,874	1,204,965	409,000
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	317,449	345,367	591,985	487,431
Class B	11,763	4,724	14,548	8,110
Class C	61,613	8,140	126,871	2,847
Cost of shares redeemed
Class A	(2,342,251)	(9,662,993)	(10,358,077)	(11,798,536)
Class B	(195,622)	(11,593)	(69,198)	(17,145)
Class C	(811,468)	(41,936)	(1,050,829)	(199,873)
Net asset value of shares exchanged
Class A	283,016	106,508	464,962	334,256
Class B	(283,016)	(106,508)	(464,962)	(334,256)
Net increase (decrease) in net assets from Fund share transactions	$414,490	$(5,642,763)	$(3,634,656)	$(2,265,684)
Net decrease in net assets	$(1,922,930)	$(7,187,805)	$(6,161,373)	$(4,214,149)
Net Assets
At beginning of period	$39,075,152	$38,671,106	$64,136,791	$43,557,707
At end of period	$37,152,222	$31,483,301	$57,975,418	$39,343,558
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(106,878)	$(14,542)	$(3,613)	$20,454

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended September 30, 2008

Increase (Decrease) in Net Assets	New York Limited Fund	Ohio Limited Fund	Pennsylvania Limited Fund
From operations —
Net investment income	$1,779,522	$335,888	$1,005,833
Net realized loss from investment transactions and financial futures contracts	(432,108)	(46,970)	(231,830)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(4,199,032)	(521,647)	(1,857,946)
Net decrease in net assets from operations	$(2,851,618)	$(232,729)	$(1,083,943)
Distributions to shareholders —
From net investment income
Class A	$(1,403,211)	$(359,470)	$(792,750)
Class B	(27,868)	(2,300)	(14,300)
Class C	(376,549)	(1,986)	(202,981)
Total distributions to shareholders	$(1,807,628)	$(363,756)	$(1,010,031)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$6,642,385	$1,692,656	$6,135,702
Class B	452,146	159,690	193,325
Class C	3,623,403	218,886	875,386
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,030,966	166,088	374,623
Class B	16,082	1,821	9,394
Class C	221,819	1,586	77,228
Cost of shares redeemed
Class A	(7,678,304)	(1,890,482)	(6,477,293)
Class B	(220,615)	(35,595)	(68,136)
Class C	(2,861,280)	(111,060)	(1,482,238)
Net asset value of shares exchanged
Class A	547,241	47,357	480,334
Class B	(547,241)	(47,357)	(480,334)
Net increase (decrease) in net assets from Fund share transactions	$1,226,602	$203,590	$(362,009)
Net decrease in net assets	$(3,432,644)	$(392,895)	$(2,455,983)
Net Assets
At beginning of period	$97,261,957	$19,635,461	$53,856,908
At end of period	$93,829,313	$19,242,566	$51,400,925
Accumulated distributions in excess of net investment income included in net assets
At end of period	$(37,310)	$(28,378)	$(66,333)

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended March 31, 2008

Increase (Decrease) in Net Assets	AMT-Free Limited Fund	California Limited Fund	Massachusetts Limited Fund	New Jersey Limited Fund
From operations —
Net investment income	$1,530,141	$1,467,505	$2,213,543	$1,469,932
Net realized gain (loss) from investment transactions and financial futures contracts	282,847	(101,375)	(465,868)	(131,214)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(1,853,322)	(1,319,205)	(1,079,766)	(1,121,252)
Net increase (decrease) in net assets from operations	$(40,334)	$46,925	$667,909	$217,466
Distributions to shareholders —
From net investment income
Class A	$(1,228,918)	$(1,426,343)	$(1,721,662)	$(1,458,404)
Class B	(52,383)	(18,806)	(70,611)	(54,327)
Class C	(280,187)	(22,929)	(393,990)	(2,024)
Total distributions to shareholders	$(1,561,488)	$(1,468,078)	$(2,186,263)	$(1,514,755)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,761,337	$20,742,539	$16,293,882	$11,940,718
Class B	893,268	444,388	183,836	117,531
Class C	1,565,531	1,801,390	1,411,574	143,200
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	646,118	600,333	1,106,021	935,605
Class B	32,577	9,381	43,685	36,344
Class C	112,680	8,566	266,858	1,856
Cost of shares redeemed
Class A	(9,025,554)	(19,746,067)	(13,725,522)	(7,653,821)
Class B	(691,604)	(164,557)	(507,396)	(574,169)
Class C	(2,429,504)	(872,889)	(2,505,608)	—
Net asset value of shares exchanged
Class A	1,680,610	431,354	1,683,508	1,605,600
Class B	(1,680,610)	(431,354)	(1,683,508)	(1,605,600)
Net increase (decrease) in net assets from Fund share transactions	$(5,135,151)	$2,823,084	$2,567,330	$4,947,264
Net increase (decrease) in net assets	$(6,736,973)	$1,401,931	$1,048,976	$3,649,975
Net Assets
At beginning of year	$45,812,125	$37,269,175	$63,087,815	$39,907,732
At end of year	$39,075,152	$38,671,106	$64,136,791	$43,557,707
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$21,830	$1,251	$(23,794)	$39,338

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended March 31, 2008

Increase (Decrease) in Net Assets	New York Limited Fund	Ohio Limited Fund	Pennsylvania Limited Fund
From operations —
Net investment income	$3,512,447	$731,584	$1,925,052
Net realized loss from investment transactions and financial futures contracts	(1,046,806)	(222,125)	(413,650)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(2,759,079)	(326,181)	(1,243,685)
Net increase (decrease) in net assets from operations	$(293,438)	$183,278	$267,717
Distributions to shareholders —
From net investment income
Class A	$(2,705,598)	$(726,581)	$(1,445,100)
Class B	(80,066)	(6,264)	(66,605)
Class C	(676,008)	(873)	(427,188)
Total distributions to shareholders	$(3,461,672)	$(733,718)	$(1,938,893)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$19,329,482	$4,366,922	$10,024,969
Class B	636,460	36,226	34,597
Class C	6,974,414	174,171	2,925,390
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,004,730	370,938	763,476
Class B	52,062	4,975	41,261
Class C	398,652	724	174,325
Cost of shares redeemed
Class A	(22,068,992)	(4,263,125)	(6,340,021)
Class B	(322,284)	(45,204)	(580,890)
Class C	(4,799,890)	(42,882)	(3,436,892)
Net asset value of shares exchanged
Class A	2,706,622	318,329	1,987,242
Class B	(2,706,622)	(318,329)	(1,987,242)
Net increase in net assets from Fund share transactions	$2,204,634	$602,745	$3,606,215
Net increase (decrease) in net assets	$(1,550,476)	$52,305	$1,935,039
Net Assets
At beginning of year	$98,812,433	$19,583,156	$51,921,869
At end of year	$97,261,957	$19,635,461	$53,856,908
Accumulated distributions in excess of net investment income included in net assets
At end of year	$(9,204)	$(510)	$(62,135)

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	AMT-Free Limited Fund — Class A
	Six Months Ended September 30, 2008		Year Ended March 31,
	(Unaudited)		2008	2007	2006	2005		2004
Net asset value — Beginning of period	$9.890		$10.280	$10.230	$10.230	$10.500		$10.480
Income (loss) from operations
Net investment income(1)	$0.164		$0.388	$0.394	$0.385	$0.387		$0.396
Net realized and unrealized gain (loss)	(0.556)		(0.382)	0.041	(0.005)	(0.277)		0.018
Total income (loss) from operations	$(0.392)		$0.006	$0.435	$0.380	$0.110		$0.414
Less distributions
From net investment income	$(0.198)		$(0.396)	$(0.385)	$(0.380)	$(0.380)		$(0.394)
Total distributions	$(0.198)		$(0.396)	$(0.385)	$(0.380)	$(0.380)		$(0.394)
Net asset value — End of period	$9.300		$9.890	$10.280	$10.230	$10.230		$10.500
Total Return(2)	(4.08	)%(6)	0.05%	4.32%	3.76%	1.06%		3.99%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$28,805		$29,297	$33,440	$36,064	$44,720		$45,088
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.14	%(3)	0.92%	0.89%	0.85%	0.82	%(4)	0.82	%(4)
Expenses after custodian fee reduction	1.10	%(3)	0.90%	0.87%	0.84%	0.81	%(4)	0.82	%(4)
Net investment income	3.32	%(3)	3.83%	3.83%	3.74%	3.74%		3.76%
Portfolio Turnover of the Portfolio	—		—	—	—	8	%(5)	13	%(5)
Portfolio Turnover of the Fund	40	%(6)	36%	18%	23%	16%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Annualized.

(4)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(6)  Not annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	AMT-Free Limited Fund — Class B
	Six Months Ended September 30, 2008		Year Ended March 31,
	(Unaudited)		2008	2007	2006	2005		2004
Net asset value — Beginning of period	$9.890		$10.280	$10.230	$10.230	$10.500		$10.480
Income (loss) from operations
Net investment income(1)	$0.128		$0.314	$0.317	$0.307	$0.310		$0.316
Net realized and unrealized gain (loss)	(0.559)		(0.385)	0.040	(0.007)	(0.280)		0.018
Total income (loss) from operations	$(0.431)		$(0.071)	$0.357	$0.300	$0.030		$0.334
Less distributions
From net investment income	$(0.159)		$(0.319)	$(0.307)	$(0.300)	$(0.300)		$(0.314)
Total distributions	$(0.159)		$(0.319)	$(0.307)	$(0.300)	$(0.300)		$(0.314)
Net asset value — End of period	$9.300		$9.890	$10.280	$10.230	$10.230		$10.500
Total Return(2)	(4.45	)%(6)	(0.71)%	3.54%	2.96%	0.28%		3.22%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$891		$1,256	$2,760	$5,925	$8,361		$8,944
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.88	%(4)	1.67%	1.64%	1.60%	1.57	%(3)	1.57	%(3)
Expenses after custodian fee reduction	1.85	%(4)	1.65%	1.62%	1.59%	1.56	%(3)	1.57	%(3)
Net investment income	2.58	%(4)	3.09%	3.08%	2.98%	3.00%		3.01%
Portfolio Turnover of the Portfolio	—		—	—	—	8	%(5)	13	%(5)
Portfolio Turnover of the Fund	40	%(6)	36%	18%	23%	16%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(4)  Annualized.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(6)  Not annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	AMT-Free Limited Fund — Class C
	Six Months Ended September 30, 2008		Year Ended March 31,
	(Unaudited)		2008	2007	2006	2005		2004
Net asset value — Beginning of period	$9.340		$9.700	$9.660	$9.650	$9.910		$9.890
Income (loss) from operations
Net investment income(1)	$0.120		$0.295	$0.299	$0.291	$0.293		$0.298
Net realized and unrealized gain (loss)	(0.530)		(0.354)	0.031	0.004	(0.268)		0.021
Total income (loss) from operations	$(0.410)		$(0.059)	$0.330	$0.295	$0.025		$0.319
Less distributions
From net investment income	$(0.150)		$(0.301)	$(0.290)	$(0.285)	$(0.285)		$(0.299)
Total distributions	$(0.150)		$(0.301)	$(0.290)	$(0.285)	$(0.285)		$(0.299)
Net asset value — End of period	$8.780		$9.340	$9.700	$9.660	$9.650		$9.910
Total Return(2)	(4.48	)%(7)	(0.63)%	3.46%	3.07%	0.19	%(3)	3.24%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$7,457		$8,522	$9,612	$13,466	$17,467		$19,226
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.88	%(4)	1.67%	1.64%	1.60%	1.57	%(5)	1.57	%(5)
Expenses after custodian fee reduction	1.85	%(4)	1.65%	1.62%	1.59%	1.56	%(5)	1.57	%(5)
Net investment income	2.57	%(4)	3.08%	3.09%	2.99%	3.00%		3.00%
Portfolio Turnover of the Portfolio	—		—	—	—	8	%(6)	13	%(6)
Portfolio Turnover of the Fund	40	%(7)	36%	18%	23%	16%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects a decrease of 0.06% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Annualized.

(5)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(7)  Not annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	California Limited Fund — Class A
	Six Months Ended September 30, 2008		Year Ended March 31,
	(Unaudited)		2008		2007	2006	2005		2004
Net asset value — Beginning of period	$10.030		$10.410		$10.330	$10.290	$10.560		$10.540
Income (loss) from operations
Net investment income(1)	$0.187		$0.381		$0.378	$0.377	$0.377		$0.394
Net realized and unrealized gain (loss)	(0.436)		(0.380)		0.082	0.036	(0.274)		0.016
Total income (loss) from operations	$(0.249)		$0.001		$0.460	$0.413	$0.103		$0.410
Less distributions
From net investment income	$(0.191)		$(0.381)		$(0.380)	$(0.373)	$(0.373)		$(0.390)
Total distributions	$(0.191)		$(0.381)		$(0.380)	$(0.373)	$(0.373)		$(0.390)
Net asset value — End of period	$9.590		$10.030		$10.410	$10.330	$10.290		$10.560
Total Return(2)	(2.57	)%(7)	0.00	%(3)	4.52%	4.06%	0.99%		3.92%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$28,594		$36,615		$35,937	$33,830	$31,555		$29,957
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.91	%(4)	0.85%		0.93%	0.86%	0.90	%(5)	0.88	%(5)
Expenses after custodian fee reduction	0.89	%(4)	0.82%		0.90%	0.84%	0.89	%(5)	0.88	%(5)
Net investment income	3.73	%(4)	3.70%		3.65%	3.64%	3.62%		3.73%
Portfolio Turnover of the Portfolio	—		—		—	—	13	%(6)	27	%(6)
Portfolio Turnover of the Fund	4	%(7)	55%		32%	28%	13%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Represents less than 0.01%.

(4)  Annualized.

(5)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(7)  Not annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	California Limited Fund — Class B
	Six Months Ended September 30, 2008		Year Ended March 31,
	(Unaudited)		2008	2007	2006	2005		2004
Net asset value — Beginning of period	$10.000		$10.370	$10.300	$10.260	$10.520		$10.500
Income (loss) from operations
Net investment income(1)	$0.149		$0.304	$0.303	$0.298	$0.301		$0.313
Net realized and unrealized gain (loss)	(0.437)		(0.372)	0.068	0.035	(0.268)		0.017
Total income (loss) from operations	$(0.288)		$(0.068)	$0.371	$0.333	$0.033		$0.330
Less distributions
From net investment income	$(0.152)		$(0.302)	$(0.301)	$(0.293)	$(0.293)		$(0.310)
Total distributions	$(0.152)		$(0.302)	$(0.301)	$(0.293)	$(0.293)		$(0.310)
Net asset value — End of period	$9.560		$10.000	$10.370	$10.300	$10.260		$10.520
Total Return(2)	(2.95	)%(6)	(0.68)%	3.64%	3.28%	0.31%		3.16%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$968		$607	$770	$2,687	$3,837		$5,844
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.67	%(3)	1.60%	1.68%	1.61%	1.65	%(4)	1.63	%(4)
Expenses after custodian fee reduction	1.64	%(3)	1.57%	1.65%	1.59%	1.64	%(4)	1.63	%(4)
Net investment income	2.99	%(3)	2.96%	2.94%	2.89%	2.90%		2.97%
Portfolio Turnover of the Portfolio	—		—	—	—	13	%(5)	27	%(5)
Portfolio Turnover of the Fund	4	%(6)	55%	32%	28%	13%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Annualized.

(4)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(6)  Not annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	California Limited Fund — Class C
	Six Months Ended September 30, 2008		Year Ended March 31,			Period Ended
	(Unaudited)		2008	2007	2006	March 31, 2005(1)
Net asset value — Beginning of period	$9.690		$10.050	$9.980	$9.950	$10.000
Income (loss) from operations
Net investment income(2)	$0.145		$0.294	$0.280	$0.282	$0.002
Net realized and unrealized gain (loss)	(0.407)		(0.361)	0.082	0.034	(0.052)
Total income (loss) from operations	$(0.262)		$(0.067)	$0.362	$0.316	$(0.050)
Less distributions
From net investment income	$(0.148)		$(0.293)	$(0.292)	$(0.286)	$—
Total distributions	$(0.148)		$(0.293)	$(0.292)	$(0.286)	$—
Net asset value — End of period	$9.280		$9.690	$10.050	$9.980	$9.950
Total Return(3)	(2.78	)%(7)	(0.69)%	3.67%	3.15%	(0.01	)%(7)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,921		$1,449	$562	$22	$10
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.66	%(4)	1.60%	1.68%	1.61%	0.00	%(4)(5)
Expenses after custodian fee reduction	1.64	%(4)	1.57%	1.65%	1.59%	—
Net investment income	2.98	%(4)	2.96%	2.78%	2.83%	0.00	%(4)(5)
Portfolio Turnover	4	%(7)	55%	32%	28%	13	%(6)

(1)  For the period from the commencement of offering of Class C shares, March 23, 2005, to March 31, 2005.

(2)  Computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Annualized.

(5)  Represents less than 0.01%.

(6)  For the Fund's year ended March 31, 2005.

(7)  Not annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Massachusetts Limited Fund — Class A
	Six Months Ended September 30, 2008		Year Ended March 31,
	(Unaudited)		2008	2007	2006	2005		2004
Net asset value — Beginning of period	$9.970		$10.200	$10.110	$10.180	$10.460		$10.450
Income (loss) from operations
Net investment income(1)	$0.183		$0.371	$0.372	$0.367	$0.370		$0.384
Net realized and unrealized gain (loss)	(0.393)		(0.231)	0.092	(0.074)	(0.287)		0.013
Total income (loss) from operations	$(0.210)		$0.140	$0.464	$0.293	$0.083		$0.397
Less distributions
From net investment income	$(0.180)		$(0.370)	$(0.374)	$(0.363)	$(0.363)		$(0.387)
Total distributions	$(0.180)		$(0.370)	$(0.374)	$(0.363)	$(0.363)		$(0.387)
Net asset value — End of period	$9.580		$9.970	$10.200	$10.110	$10.180		$10.460
Total Return(2)	(2.18	)%(6)	1.39%	4.66%	2.90%	0.79%		3.84%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$44,119		$49,514	$45,300	$47,407	$48,901		$47,567
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.84	%(3)	0.84%	0.84%	0.82%	0.82	%(4)	0.80	%(4)
Expenses after custodian fee reduction	0.83	%(3)	0.83%	0.82%	0.81%	0.81	%(4)	0.80	%(4)
Net investment income	3.66	%(3)	3.67%	3.65%	3.59%	3.59%		3.66%
Portfolio Turnover of the Portfolio	—		—	—	—	13	%(5)	12	%(5)
Portfolio Turnover of the Fund	6	%(6)	14%	14%	7%	7%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Annualized.

(4)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(6)  Not annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Massachusetts Limited Fund — Class B
	Six Months Ended September 30, 2008		Year Ended March 31,
	(Unaudited)		2008	2007	2006	2005		2004
Net asset value — Beginning of period	$9.960		$10.200	$10.110	$10.170	$10.450		$10.430
Income (loss) from operations
Net investment income(1)	$0.146		$0.297	$0.295	$0.289	$0.292		$0.304
Net realized and unrealized gain (loss)	(0.394)		(0.244)	0.092	(0.066)	(0.289)		0.022
Total income (loss) from operations	$(0.248)		$0.053	$0.387	$0.223	$0.003		$0.326
Less distributions
From net investment income	$(0.142)		$(0.293)	$(0.297)	$(0.283)	$(0.283)		$(0.306)
Total distributions	$(0.142)		$(0.293)	$(0.297)	$(0.283)	$(0.283)		$(0.306)
Net asset value — End of period	$9.570		$9.960	$10.200	$10.110	$10.170		$10.450
Total Return(2)	(2.55	)%(6)	0.52%	3.87%	2.20%	0.02%		3.16%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,106		$1,628	$3,648	$7,234	$10,350		$10,818
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.59	%(3)	1.60%	1.59%	1.57%	1.57	%(4)	1.55	%(4)
Expenses after custodian fee reduction	1.58	%(3)	1.58%	1.57%	1.56%	1.56	%(4)	1.55	%(4)
Net investment income	2.91	%(3)	2.94%	2.91%	2.83%	2.83%		2.91%
Portfolio Turnover of the Portfolio	—		—	—	—	13	%(5)	12	%(5)
Portfolio Turnover of the Fund	6	%(6)	14%	14%	7%	7%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Annualized.

(4)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(6)  Not annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Massachusetts Limited Fund — Class C
	Six Months Ended September 30, 2008		Year Ended March 31,
	(Unaudited)		2008	2007	2006	2005		2004
Net asset value — Beginning of period	$9.550		$9.770	$9.690	$9.740	$10.020		$10.010
Income (loss) from operations
Net investment income(1)	$0.139		$0.284	$0.284	$0.278	$0.280		$0.289
Net realized and unrealized gain (loss)	(0.383)		(0.223)	0.081	(0.057)	(0.287)		0.017
Total income (loss) from operations	$(0.244)		$0.061	$0.365	$0.221	$(0.007)		$0.306
Less distributions
From net investment income	$(0.136)		$(0.281)	$(0.285)	$(0.271)	$(0.273)		$(0.296)
Total distributions	$(0.136)		$(0.281)	$(0.285)	$(0.271)	$(0.273)		$(0.296)
Net asset value — End of period	$9.170		$9.550	$9.770	$9.690	$9.740		$10.020
Total Return(2)	(2.62	)%(7)	0.63%	3.81%	2.28%	(0.14	)%(3)	3.09%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$12,750		$12,995	$14,139	$19,901	$27,589		$28,195
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.59	%(4)	1.60%	1.59%	1.57%	1.57	%(5)	1.55	%(5)
Expenses after custodian fee reduction	1.58	%(4)	1.58%	1.57%	1.56%	1.56	%(5)	1.55	%(5)
Net investment income	2.90	%(4)	2.93%	2.91%	2.84%	2.83%		2.88%
Portfolio Turnover of the Portfolio	—		—	—	—	13	%(6)	12	%(6)
Portfolio Turnover of the Fund	6	%(7)	14%	14%	7%	7%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects a decrease of 0.05% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Annualized.

(5)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(7)  Not annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New Jersey Limited Fund — Class A
	Six Months Ended September 30, 2008		Year Ended March 31,
	(Unaudited)		2008	2007	2006	2005		2004
Net asset value — Beginning of period	$9.900		$10.210	$10.110	$10.100	$10.360		$10.300
Income (loss) from operations
Net investment income(1)	$0.184		$0.372	$0.392	$0.371	$0.366		$0.379
Net realized and unrealized gain (loss)	(0.468)		(0.298)	0.083	0.001	(0.266)		0.052
Total income (loss) from operations	$(0.284)		$0.074	$0.475	$0.372	$0.100		$0.431
Less distributions
From net investment income	$(0.186)		$(0.384)	$(0.375)	$(0.362)	$(0.360)		$(0.371)
Total distributions	$(0.186)		$(0.384)	$(0.375)	$(0.362)	$(0.360)		$(0.371)
Net asset value — End of period	$9.430		$9.900	$10.210	$10.110	$10.100		$10.360
Total Return(2)	(2.95	)%(7)	0.74%	4.76%	3.74%	0.98%		4.22%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$38,471		$42,612	$37,031	$37,080	$43,424		$46,192
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.88	%(3)	0.91%	0.91%	0.88%	0.87	%(4)	0.84	%(4)
Interest and fee expense(5)	—		0.02%	—	—	—		—
Expenses before custodian fee reduction	0.88	%(3)	0.93%	0.91%	0.88%	0.87	%(4)	0.84	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.85	%(3)	0.88%	0.90%	0.87%	0.86	%(4)	0.84	%(4)
Net investment income	3.71	%(3)	3.69%	3.85%	3.66%	3.59%		3.66%
Portfolio Turnover of the Portfolio	—		—	—	—	11	%(6)	11	%(6)
Portfolio Turnover of the Fund	14	%(7)	12%	18%	25%	14%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Annualized.

(4)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(7)  Not annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New Jersey Limited Fund — Class B
	Six Months Ended September 30, 2008		Year Ended March 31,
	(Unaudited)		2008	2007	2006	2005		2004
Net asset value — Beginning of period	$9.900		$10.210	$10.100	$10.100	$10.350		$10.290
Income (loss) from operations
Net investment income(1)	$0.146		$0.302	$0.316	$0.294	$0.290		$0.302
Net realized and unrealized gain (loss)	(0.467)		(0.305)	0.093	(0.009)	(0.260)		0.051
Total income (loss) from operations	$(0.321)		$(0.003)	$0.409	$0.285	$0.030		$0.353
Less distributions
From net investment income	$(0.149)		$(0.307)	$(0.299)	$(0.285)	$(0.280)		$(0.293)
Total distributions	$(0.149)		$(0.307)	$(0.299)	$(0.285)	$(0.280)		$(0.293)
Net asset value — End of period	$9.430		$9.900	$10.210	$10.100	$10.100		$10.350
Total Return(2)	(3.31	)%(7)	(0.03)%	4.09%	2.85%	0.30%		3.45%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$534		$801	$2,875	$5,992	$8,851		$10,211
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.62	%(3)	1.66%	1.66%	1.63%	1.62	%(4)	1.59	%(4)
Interest and fee expense(5)	—		0.02%	—	—	—		—
Expenses before custodian fee reduction	1.62	%(3)	1.68%	1.66%	1.63%	1.62	%(4)	1.59	%(4)
Expenses after custodian fee reduction excluding interest and fees	1.60	%(3)	1.64%	1.65%	1.62%	1.61	%(4)	1.59	%(4)
Net investment income	2.95	%(3)	2.99%	3.11%	2.91%	2.84%		2.91%
Portfolio Turnover of the Portfolio	—		—	—	—	11	%(6)	11	%(6)
Portfolio Turnover of the Fund	14	%(7)	12%	18%	25%	14%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Annualized.

(4)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(7)  Not annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New Jersey Limited Fund — Class C
	Six Months Ended September 30, 2008 (Unaudited)		Year Ended March 31, 2008	Period Ended March 31, 2007(1)
Net asset value — Beginning of period	$9.910		$10.210	$10.110
Income (loss) from operations
Net investment income(2)	$0.145		$0.289	$0.210
Net realized and unrealized gain (loss)	(0.476)		(0.282)	0.089
Total income (loss) from operations	$(0.331)		$0.007	$0.299
Less distributions
From net investment income	$(0.149)		$(0.307)	$(0.199)
Total distributions	$(0.149)		$(0.307)	$(0.199)
Net asset value — End of period	$9.430		$9.910	$10.210
Total Return(3)	(3.41	)%(7)	0.08%	2.84	%(7)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$338		$144	$1
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.63	%(4)	1.64%	1.63	%(4)
Interest and fee expense(5)	—		0.02%	—
Expenses before custodian fee reduction	1.63	%(4)	1.66%	1.63	%(4)
Expenses after custodian fee reduction excluding interest and fees	1.60	%(4)	1.61%	1.62	%(4)
Net investment income	2.93	%(4)	2.87%	3.09	%(4)
Portfolio Turnover	14	%(7)	12%	18	%(6)

(1)  For the period from the commencement of offering of Class C shares, August 1, 2006, to March 31, 2007.

(2)  Computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Annualized.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  For the Fund's year ended March 31, 2007.

(7)  Not annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New York Limited Fund — Class A
	Six Months Ended September 30, 2008		Year Ended March 31,
	(Unaudited)		2008	2007	2006	2005		2004
Net asset value — Beginning of period	$10.200		$10.600	$10.480	$10.540	$10.850		$10.770
Income (loss) from operations
Net investment income(1)	$0.196		$0.402	$0.395	$0.388	$0.394		$0.400
Net realized and unrealized gain (loss)	(0.478)		(0.405)	0.118	(0.059)	(0.315)		0.081
Total income (loss) from operations	$(0.282)		$(0.003)	$0.513	$0.329	$0.079		$0.481
Less distributions
From net investment income	$(0.198)		$(0.397)	$(0.393)	$(0.389)	$(0.389)		$(0.401)
Total distributions	$(0.198)		$(0.397)	$(0.393)	$(0.389)	$(0.389)		$(0.401)
Net asset value — End of period	$9.720		$10.200	$10.600	$10.480	$10.540		$10.850
Total Return(2)	(2.85	)%(7)	(0.03)%	4.97%	3.15%	0.73%		4.51%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$68,528		$71,401	$72,201	$59,546	$62,843		$67,711
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.75	%(4)	0.82%	0.82%	0.82%	0.80	%(3)	0.79	%(3)
Interest and fee expense(5)	—		0.01%	0.02%	—	—		—
Expenses before custodian fee reduction	0.75	%(4)	0.83%	0.84%	0.82%	0.80	%(3)	0.79	%(3)
Expenses after custodian fee reduction excluding interest and fees	0.74	%(4)	0.81%	0.81%	0.81%	0.80	%(3)	0.79	%(3)
Net investment income	3.84	%(4)	3.85%	3.73%	3.67%	3.69%		3.69%
Portfolio Turnover of the Portfolio	—		—	—	—	7	%(6)	20	%(6)
Portfolio Turnover of the Fund	12	%(7)	14%	22%	22%	12%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(4)  Annualized.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(7)  Not annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New York Limited Fund — Class B
	Six Months Ended September 30, 2008		Year Ended March 31,
	(Unaudited)		2008	2007	2006	2005		2004
Net asset value — Beginning of period	$10.190		$10.590	$10.470	$10.530	$10.840		$10.760
Income (loss) from operations
Net investment income(1)	$0.158		$0.324	$0.317	$0.308	$0.314		$0.318
Net realized and unrealized gain (loss)	(0.479)		(0.406)	0.117	(0.061)	(0.317)		0.081
Total income (loss) from operations	$(0.321)		$(0.082)	$0.434	$0.247	$(0.003)		$0.399
Less distributions
From net investment income	$(0.159)		$(0.318)	$(0.314)	$(0.307)	$(0.307)		$(0.319)
Total distributions	$(0.159)		$(0.318)	$(0.314)	$(0.307)	$(0.307)		$(0.319)
Net asset value — End of period	$9.710		$10.190	$10.590	$10.470	$10.530		$10.840
Total Return(2)	(3.22	)%(7)	(0.79)%	4.19%	2.36%	(0.03)%		3.73%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,640		$2,017	$4,457	$8,978	$12,518		$15,389
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(4)	1.57%	1.56%	1.57%	1.55	%(3)	1.54	%(3)
Interest and fee expense(5)	—		0.01%	0.02%	—	—		—
Expenses before custodian fee reduction	1.50	%(4)	1.58%	1.58%	1.57%	1.55	%(3)	1.54	%(3)
Expenses after custodian fee reduction excluding interest and fees	1.49	%(4)	1.56%	1.57%	1.56%	1.55	%(3)	1.54	%(3)
Net investment income	3.09	%(4)	3.10%	3.00%	2.92%	2.94%		2.93%
Portfolio Turnover of the Portfolio	—		—	—	—	7	%(6)	20	%(6)
Portfolio Turnover of the Fund	12	%(7)	14%	22%	22%	12%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(4)  Annualized.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(7)  Not annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New York Limited Fund — Class C
	Six Months Ended September 30, 2008		Year Ended March 31,
	(Unaudited)		2008	2007	2006	2005		2004
Net asset value — Beginning of period	$9.690		$10.070	$9.960	$10.020	$10.310		$10.230
Income (loss) from operations
Net investment income(1)	$0.150		$0.308	$0.301	$0.294	$0.299		$0.301
Net realized and unrealized gain (loss)	(0.449)		(0.385)	0.107	(0.062)	(0.299)		0.081
Total income (loss) from operations	$(0.299)		$(0.077)	$0.408	$0.232	$—		$0.382
Less distributions
From net investment income	$(0.151)		$(0.303)	$(0.298)	$(0.292)	$(0.290)		$(0.302)
Total distributions	$(0.151)		$(0.303)	$(0.298)	$(0.292)	$(0.290)		$(0.302)
Net asset value — End of period	$9.240		$9.690	$10.070	$9.960	$10.020		$10.310
Total Return(2)	(3.15	)%(8)	(0.78)%	4.14%	2.32%	(0.07	)%(3)	3.76%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$23,662		$23,844	$22,155	$26,477	$36,837		$42,627
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(5)	1.57%	1.56%	1.57%	1.55	%(4)	1.54	%(4)
Interest and fee expense(6)	—		0.01%	0.02%	—	—		—
Expenses before custodian fee reduction	1.50	%(5)	1.58%	1.58%	1.57%	1.55	%(4)	1.54	%(4)
Expenses after custodian fee reduction excluding interest and fees	1.49	%(5)	1.56%	1.57%	1.56%	1.55	%(4)	1.54	%(4)
Net investment income	3.09	%(5)	3.10%	3.00%	2.92%	2.94%		2.92%
Portfolio Turnover of the Portfolio	—		—	—	—	7	%(7)	20	%(7)
Portfolio Turnover of the Fund	12	%(8)	14%	22%	22%	12%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects a decrease of 0.06% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Ohio Limited Fund — Class A
	Six Months Ended September 30, 2008		Year Ended March 31,
	(Unaudited)		2008	2007	2006	2005		2004
Net asset value — Beginning of period	$9.420		$9.680	$9.620	$9.740	$10.020		$10.010
Income (loss) from operations
Net investment income(1)	$0.161		$0.350	$0.349	$0.346	$0.363		$0.361
Net realized and unrealized gain (loss)	(0.267)		(0.259)	0.061	(0.104)	(0.293)		0.014
Total income (loss) from operations	$(0.106)		$0.091	$0.410	$0.242	$0.070		$0.375
Less distributions
From net investment income	$(0.174)		$(0.351)	$(0.350)	$(0.362)	$(0.350)		$(0.365)
Total distributions	$(0.174)		$(0.351)	$(0.350)	$(0.362)	$(0.350)		$(0.365)
Net asset value — End of period	$9.140		$9.420	$9.680	$9.620	$9.740		$10.020
Total Return(2)	(1.18	)%(6)	0.96%	4.33%	2.50%	0.70%		3.80%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$18,825		$19,394	$19,144	$17,286	$16,783		$20,404
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.07	%(4)	1.02%	1.03%	1.04%	1.05	%(3)	0.99	%(3)
Expenses after custodian fee reduction	1.05	%(4)	1.00%	0.99%	1.02%	1.04	%(3)	0.99	%(3)
Net investment income	3.41	%(4)	3.65%	3.60%	3.55%	3.68%		3.61%
Portfolio Turnover of the Portfolio	—		—	—	—	6	%(5)	28	%(5)
Portfolio Turnover of the Fund	1	%(6)	13%	10%	13%	7%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(4)  Annualized.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(6)  Not annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Ohio Limited Fund — Class B
	Six Months Ended September 30, 2008		Year Ended March 31,
	(Unaudited)		2008	2007	2006	2005		2004
Net asset value — Beginning of period	$9.410		$9.670	$9.610	$9.730	$10.010		$10.000
Income (loss) from operations
Net investment income(1)	$0.126		$0.280	$0.278	$0.274	$0.289		$0.286
Net realized and unrealized gain (loss)	(0.278)		(0.262)	0.059	(0.109)	(0.294)		0.017
Total income (loss) from operations	$(0.152)		$0.018	$0.337	$0.165	$(0.005)		$0.303
Less distributions
From net investment income	$(0.138)		$(0.278)	$(0.277)	$(0.285)	$(0.275)		$(0.293)
Total distributions	$(0.138)		$(0.278)	$(0.277)	$(0.285)	$(0.275)		$(0.293)
Net asset value — End of period	$9.120		$9.410	$9.670	$9.610	$9.730		$10.010
Total Return(2)	(1.66	)%(6)	0.19%	3.56%	1.73%	(0.05)%		3.06%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$183		$111	$438	$880	$2,159		$2,623
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.82	%(4)	1.77%	1.78%	1.79%	1.80	%(3)	1.74	%(3)
Expenses after custodian fee reduction	1.79	%(4)	1.75%	1.74%	1.77%	1.79	%(3)	1.74	%(3)
Net investment income	2.66	%(4)	2.92%	2.88%	2.81%	2.94%		2.86%
Portfolio Turnover of the Portfolio	—		—	—	—	6	%(5)	28	%(5)
Portfolio Turnover of the Fund	1	%(6)	13%	10%	13%	7%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(4)  Annualized.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(6)  Not annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Ohio Limited Fund — Class C
	Six Months Ended September 30, 2008 (Unaudited)		Year Ended March 31, 2008	Period Ended March 31, 2007(1)
Net asset value — Beginning of period	$9.400		$9.670	$9.600
Income (loss) from operations
Net investment income(2)	$0.126		$0.274	$0.182
Net realized and unrealized gain (loss)	(0.278)		(0.266)	0.072
Total income (loss) from operations	$(0.152)		$0.008	$0.254
Less distributions
From net investment income	$(0.138)		$(0.278)	$(0.184)
Total distributions	$(0.138)		$(0.278)	$(0.184)
Net asset value — End of period	$9.110		$9.400	$9.670
Total Return(3)	(1.66	)%(6)	0.08%	2.53	%(6)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$234		$131	$1
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.83	%(4)	1.77%	1.78	%(4)
Expenses after custodian fee reduction	1.79	%(4)	1.75%	1.74	%(4)
Net investment income	2.67	%(4)	2.88%	2.81	%(4)
Portfolio Turnover	1	%(6)	13%	10	%(5)

(1)  For the period from the commencement of offering of Class C shares, August 1, 2006, to March 31, 2007.

(2)  Computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Annualized.

(5)  For the Fund's year ended March 31, 2007.

(6)  Not annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Pennsylvania Limited Fund — Class A
	Six Months Ended September 30, 2008		Year Ended March 31,
	(Unaudited)		2008	2007	2006	2005		2004
Net asset value — Beginning of period	$10.030		$10.360	$10.270	$10.280	$10.550		$10.470
Income (loss) from operations
Net investment income(1)	$0.194		$0.393	$0.396	$0.394	$0.402		$0.406
Net realized and unrealized gain (loss)	(0.399)		(0.327)	0.087	(0.004)	(0.272)		0.084
Total income (loss) from operations	$(0.205)		$0.066	$0.483	$0.390	$0.130		$0.490
Less distributions
From net investment income	$(0.195)		$(0.396)	$(0.393)	$(0.400)	$(0.400)		$(0.410)
Total distributions	$(0.195)		$(0.396)	$(0.393)	$(0.400)	$(0.400)		$(0.410)
Net asset value — End of period	$9.630		$10.030	$10.360	$10.270	$10.280		$10.550
Total Return(2)	(2.11	)%(6)	0.64%	4.78%	3.84%	1.25%		4.72%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$38,228		$39,272	$33,998	$34,592	$33,611		$35,175
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.85	%(3)	0.88%	0.88%	0.87%	0.88	%(4)	0.85	%(4)
Expenses after custodian fee reduction	0.84	%(3)	0.85%	0.86%	0.85%	0.87	%(4)	0.85	%(4)
Net investment income	3.89	%(3)	3.84%	3.83%	3.82%	3.86%		3.85%
Portfolio Turnover of the Portfolio	—		—	—	—	0	%(5)	8	%(5)
Portfolio Turnover of the Fund	12	%(6)	12%	11%	22%	6%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Annualized.

(4)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(6)  Not annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Pennsylvania Limited Fund — Class B
	Six Months Ended September 30, 2008		Year Ended March 31,
	(Unaudited)		2008	2007	2006	2005		2004
Net asset value — Beginning of period	$10.030		$10.360	$10.270	$10.280	$10.550		$10.460
Income (loss) from operations
Net investment income(1)	$0.166		$0.318	$0.319	$0.317	$0.323		$0.327
Net realized and unrealized gain (loss)	(0.409)		(0.329)	0.087	(0.005)	(0.273)		0.093
Total income (loss) from operations	$(0.243)		$(0.011)	$0.406	$0.312	$0.050		$0.420
Less distributions
From net investment income	$(0.157)		$(0.319)	$(0.316)	$(0.322)	$(0.320)		$(0.330)
Total distributions	$(0.157)		$(0.319)	$(0.316)	$(0.322)	$(0.320)		$(0.330)
Net asset value — End of period	$9.630		$10.030	$10.360	$10.270	$10.280		$10.550
Total Return(2)	(2.48	)%(6)	(0.11)%	4.01%	3.06%	0.48%		4.04%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$784		$1,159	$3,714	$6,962	$8,957		$10,273
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.61	%(4)	1.63%	1.63%	1.62%	1.63	%(3)	1.60	%(3)
Expenses after custodian fee reduction	1.60	%(4)	1.60%	1.61%	1.60%	1.62	%(3)	1.60	%(3)
Net investment income	3.14	%(4)	3.10%	3.08%	3.07%	3.11%		3.10%
Portfolio Turnover of the Portfolio	—		—	—	—	0	%(5)	8	%(5)
Portfolio Turnover of the Fund	12	%(6)	12%	11%	22%	6%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(4)  Annualized.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(6)  Not annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Pennsylvania Limited Fund — Class C
	Six Months Ended September 30, 2008		Year Ended March 31,
	(Unaudited)		2008	2007	2006	2005		2004
Net asset value — Beginning of period	$9.510		$9.820	$9.740	$9.750	$10.000		$9.910
Income (loss) from operations
Net investment income(1)	$0.151		$0.301	$0.302	$0.300	$0.307		$0.308
Net realized and unrealized gain (loss)	(0.382)		(0.308)	0.078	(0.006)	(0.257)		0.091
Total income (loss) from operations	$(0.231)		$(0.007)	$0.380	$0.294	$0.050		$0.399
Less distributions
From net investment income	$(0.149)		$(0.303)	$(0.300)	$(0.304)	$(0.300)		$(0.309)
Total distributions	$(0.149)		$(0.303)	$(0.300)	$(0.304)	$(0.300)		$(0.309)
Net asset value — End of period	$9.130		$9.510	$9.820	$9.740	$9.750		$10.000
Total Return(2)	(2.49	)%(7)	(0.08)%	3.95%	3.05%	0.44	%(3)	4.06%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$12,389		$13,427	$14,209	$15,894	$16,670		$21,398
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.61	%(5)	1.63%	1.63%	1.62%	1.63	%(4)	1.60	%(4)
Expenses after custodian fee reduction	1.59	%(5)	1.60%	1.61%	1.62%	1.62	%(4)	1.60	%(4)
Net investment income	3.15	%(5)	3.10%	3.08%	3.07%	3.12%		3.08%
Portfolio Turnover of the Portfolio	—		—	—	—	0	%(6)	8	%(6)
Portfolio Turnover of the Fund	12	%(7)	12%	11%	22%	6%		—

(1)  Computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects a decrease of 0.06% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Includes the Fund's share of the corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(7)  Not annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Investment Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eight funds, seven of which, each non-diversified, are included in these financial statements. They include Eaton Vance AMT-Free Limited Maturity Municipals Fund (formerly, Eaton Vance Florida Plus Limited Maturity Municipals Fund) (AMT-Free Limited Fund), Eaton Vance California Limited Maturity Municipals Fund (California Limited Fund), Eaton Vance Massachusetts Limited Maturity Municipals Fund (Massachusetts Limited Fund), Eaton Vance New Jersey Limited Maturity Municipals Fund (New Jersey Limited Fund), Eaton Vance New York Limited Maturity Municipals Fund (New York Limited Fund), Eaton Vance Ohio Limited Maturity Municipals Fund (Ohio Limited Fund) and Eaton Vance Pennsylvania Limited Maturity Municipals Fund (Pennsylvania Limited Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds seek to provide a high level of current income exempt from regular federal income tax and from particular state or local income or other taxes, as applicable. The Funds also seek to provide limited principal fluctuation. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares of each Fund held for the longer of (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares as described in each Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are generally valued on the basis of valuations furnished by a pricing vendor, as derived from such vendor's pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued based on the closing price on the primary exchange on which such contracts trade. Interest rate swaps are normally valued using valuations provided by a pricing vendor. Such vendor valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available, and investments for which the price of a security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

At March 31, 2008, the following Funds, for federal income tax purposes, had capital loss carryforwards which will reduce each Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

Fund	Amount	Expiration Date
AMT-Free Limited	$175,227	March 31, 2011

	995,128	March 31, 2013

	25,590	March 31, 2015

California Limited	46,725	March 31, 2011

	13,351	March 31, 2012

	384,970	March 31, 2013

	176,040	March 31, 2015

	146,189	March 31, 2016

Massachusetts Limited	398,029	March 31, 2011

	393,962	March 31, 2012

	1,336,686	March 31, 2013

	25,938	March 31, 2014

	103,860	March 31, 2016

New Jersey Limited	129,576	March 31, 2011

	298,472	March 31, 2012

	728,451	March 31, 2013

New York Limited	144,635	March 31, 2011

	483,774	March 31, 2012

	1,522,094	March 31, 2013

	97,867	March 31, 2015

	394,181	March 31, 2016

Ohio Limited	36,233	March 31, 2009

	69,085	March 31, 2010

	366,442	March 31, 2011

	60,692	March 31, 2012

	358,602	March 31, 2013

	19,117	March 31, 2014

	37,955	March 31, 2015

	67,546	March 31, 2016

Pennsylvania Limited	35,624	March 31, 2009

	59,482	March 31, 2010

	400,339	March 31, 2011

	154,413	March 31, 2012

	954,523	March 31, 2013

	29,139	March 31, 2015

	107,086	March 31, 2016

Additionally, at March 31, 2008, the California Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund had net capital losses of $336,093, $845,125, $491,143, $1,285,348, $280,884 and $731,982, respectively, attributable to security transactions incurred after October 31, 2007. These net capital losses are treated as arising on the first day of the Funds' taxable year ending March 31, 2009.

As of September 30, 2008, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds' federal tax returns filed in the 3-year period ended March 31, 2008 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund's custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds, and shareholders are indemnified against

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

personal liability for the obligations of the Trust. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in inverse floating rate securities, whereby a Fund may sell a fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a fixed rate bond into the SPV with the same CUSIP number as the fixed rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed rate bond purchased from the Fund (the Fixed Rate Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed Rate Bond held by the SPV to the Fund, thereby collapsing the SPV. Pursuant to Financial Accounting Standards Board (FASB) Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" (FAS 140), the Funds account for the transaction described above as a secured borrowing by including the Fixed Rate Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption "Payable for floating rate notes issued" in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Funds' liability with respect to Floating Rate Notes is recorded as incurred. At September 30, 2008, the Funds had no Floating Rate Notes outstanding.

The Funds' investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of inverse floating rate securities are generally more volatile than that of a fixed rate bond. The Funds' investment policies do not allow the Funds to borrow money for purposes of making investments. Management believes that the Funds' restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds' Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds' restrictions apply. Inverse Floaters held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J  Financial Futures Contracts — The Funds may enter into financial futures contracts. The Funds' investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Fund bears the risk if the counterparties do not perform under the contracts' terms.

K  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Interim Financial Statements — The interim financial statements relating to September 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management, reflect all adjustments, consisting of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) and is payable monthly. The annual asset rate and daily income rate are 0.30% and 3.00%, respectively, on average daily net assets of up to $500 million and at reduced rates as daily net assets exceed that level.

For the six months ended September 30, 2008, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

Fund	Investment Adviser Fee	Effective Annual Rate
AMT-Free Limited	$82,666	0.43%
California Limited	83,093	0.44
Massachusetts Limited	141,373	0.44
New Jersey Limited	93,552	0.44
New York Limited	214,221	0.44
Ohio Limited	43,529	0.44
Pennsylvania Limited	120,065	0.44

EVM serves as administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds' principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the six months ended September 30, 2008 were as follows:

Fund	EVM's Sub-Transfer Agent Fees	EVD's Class A Sales Charges
AMT-Free Limited	$390	$1,963
California Limited	285	2,238
Massachusetts Limited	880	2,166
New Jersey Limited	508	654
New York Limited	1,126	1,753
Ohio Limited	212	2,467
Pennsylvania Limited	676	1,877

Except for Trustees of the Funds who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2008, no significant amounts have been

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of each Fund's average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2008 for Class A shares amounted to the following:

Fund	Class A Distribution and Service Fees
AMT-Free Limited	$21,581
California Limited	26,670
Massachusetts Limited	36,986
New Jersey Limited	31,377
New York Limited	53,924
Ohio Limited	14,531
Pennsylvania Limited	30,382

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require each Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% (3.5% for Ohio Limited Fund) and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended September 30, 2008, the Funds paid or accrued to EVD the following distribution fees, representing 0.75% of the average daily net assets of each Fund's Class B and Class C shares:

Fund	Class B Distribution Fees	Class C Distribution Fees
AMT-Free Limited	$4,127	$30,918
California Limited	2,138	6,528
Massachusetts Limited	5,438	50,166
New Jersey Limited	2,778	1,101
New York Limited	6,726	89,899
Ohio Limited	586	504
Pennsylvania Limited	3,434	48,352

At September 30, 2008, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately as follows:

Fund	Class B	Class C
AMT-Free Limited	$1,000,000	$9,705,000
California Limited	536,000	127,000
Massachusetts Limited	555,000	4,875,000
New Jersey Limited	549,000	32,000
New York Limited	839,000	6,075,000
Ohio Limited	870,000	8,000
Pennsylvania Limited	370,000	5,917,000

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of each Fund's average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

of EVD. Service fees paid or accrued for the six months ended September 30, 2008 amounted to the following:

Fund	Class B Service Fees	Class C Service Fees
AMT-Free Limited	$826	$6,183
California Limited	423	1,306
Massachusetts Limited	1,088	10,033
New Jersey Limited	556	220
New York Limited	1,346	17,979
Ohio Limited	118	101
Pennsylvania Limited	686	9,671

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase) or a 1% or 0.50% CDSC if redeemed within one year or two years, respectively, on purchases through the Eaton Vance Supplemental Retirement Account. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year after purchase, declining half a percentage point in the second and third year and one percentage point in the fourth year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to each Fund. For the six months ended September 30, 2008, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

Fund	Class A	Class B	Class C
AMT-Free Limited	$200	$4,200	$50
California Limited	9,500	10	—
Massachusetts Limited	500	1,600	500
New Jersey Limited	30	400	2,000
New York Limited	500	1,100	2,700
Ohio Limited	—	—	800
Pennsylvania Limited	200	600	900

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended September 30, 2008 were as follows:

Fund	Purchases	Sales
AMT-Free Limited	$14,744,958	$15,029,529
California Limited	1,525,070	8,829,144
Massachusetts Limited	3,556,808	4,375,531
New Jersey Limited	5,778,579	7,560,259
New York Limited	12,176,885	11,315,754
Ohio Limited	259,325	494,896
Pennsylvania Limited	6,341,085	7,671,410

7  Shares of Beneficial Interest

Each Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

AMT-Free Limited Fund

Class A	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008
Sales	311,104	370,678
Issued to shareholders electing to receive payments of distributions in Fund shares	32,103	63,755
Redemptions	(237,364)	(890,150)
Exchange from Class B shares	29,180	165,022
Net increase (decrease)	135,023	(290,695)
Class B	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008
Sales	16,499	88,494
Issued to shareholders electing to receive payments of distributions in Fund shares	1,188	3,208
Redemptions	(19,747)	(68,308)
Exchange to Class A shares	(29,154)	(164,923)
Net decrease	(31,214)	(141,529)

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

AMT-Free Limited Fund (continued)

Class C	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008
Sales	18,017	163,733
Issued to shareholders electing to receive payments of distributions in Fund shares	6,595	11,775
Redemptions	(88,188)	(253,409)
Net decrease	(63,576)	(77,901)

California Limited Fund

Class A	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008
Sales	259,992	2,016,272
Issued to shareholders electing to receive payments of distributions in Fund shares	34,328	58,409
Redemptions	(975,618)	(1,918,785)
Exchange from Class B shares	10,536	41,894
Net increase (decrease)	(670,762)	197,790
Class B	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008
Sales	51,772	43,627
Issued to shareholders electing to receive payments of distributions in Fund shares	471	915
Redemptions	(1,168)	(16,028)
Exchange to Class A shares	(10,566)	(42,017)
Net increase (decrease)	40,509	(13,503)
Class C	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008
Sales	61,210	180,673
Issued to shareholders electing to receive payments of distributions in Fund shares	838	863
Redemptions	(4,396)	(87,978)
Net increase	57,652	93,558

Massachusetts Limited Fund

Class A	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008
Sales	587,438	1,610,174
Issued to shareholders electing to receive payments of distributions in Fund shares	59,020	109,447
Redemptions	(1,053,904)	(1,357,397)
Exchange from Class B shares	46,693	166,127
Net increase (decrease)	(360,753)	528,351
Class B	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008
Sales	4,291	18,157
Issued to shareholders electing to receive payments of distributions in Fund shares	1,451	4,325
Redemptions	(6,872)	(50,671)
Exchange to Class A shares	(46,728)	(166,156)
Net decrease	(47,858)	(194,345)
Class C	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008
Sales	125,626	146,203
Issued to shareholders electing to receive payments of distributions in Fund shares	13,206	27,564
Redemptions	(110,110)	(259,219)
Net increase (decrease)	28,722	(85,452)

New Jersey Limited Fund

Class A	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008
Sales	884,254	1,185,717
Issued to shareholders electing to receive payments of distributions in Fund shares	49,003	92,752
Redemptions	(1,191,120)	(759,245)
Exchange from Class B shares	33,884	158,879
Net increase (decrease)	(223,979)	678,103

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

New Jersey Limited Fund (continued)

Class B	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008
Sales	10,616	11,520
Issued to shareholders electing to receive payments of distributions in Fund shares	816	3,599
Redemptions	(1,881)	(56,878)
Exchange to Class A shares	(33,880)	(158,871)
Net decrease	(24,329)	(200,630)
Class C	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008
Sales	41,171	14,275
Issued to shareholders electing to receive payments of distributions in Fund shares	286	184
Redemptions	(20,169)	—
Net increase	21,288	14,459

New York Limited Fund

Class A	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008
Sales	651,201	1,854,466
Issued to shareholders electing to receive payments of distributions in Fund shares	100,860	192,043
Redemptions	(755,161)	(2,115,985)
Exchange from Class B shares	53,726	258,119
Net increase	50,626	188,643
Class B	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008
Sales	44,709	61,091
Issued to shareholders electing to receive payments of distributions in Fund shares	1,574	4,984
Redemptions	(21,637)	(30,769)
Exchange to Class A shares	(53,758)	(258,235)
Net decrease	(29,112)	(222,929)

Class C	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008
Sales	374,651	704,481
Issued to shareholders electing to receive payments of distributions in Fund shares	22,831	40,174
Redemptions	(295,670)	(484,217)
Net increase	101,812	260,438

Ohio Limited Fund

Class A	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008
Sales	178,490	457,764
Issued to shareholders electing to receive payments of distributions in Fund shares	17,517	38,746
Redemptions	(199,784)	(447,253)
Exchange from Class B shares	5,006	33,096
Net increase	1,229	82,353
Class B	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008
Sales	16,910	3,800
Issued to shareholders electing to receive payments of distributions in Fund shares	192	519
Redemptions	(3,761)	(4,720)
Exchange to Class A shares	(5,009)	(33,128)
Net increase (decrease)	8,332	(33,529)
Class C	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008
Sales	23,325	18,226
Issued to shareholders electing to receive payments of distributions in Fund shares	168	76
Redemptions	(11,740)	(4,477)
Net increase	11,753	13,825

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Pennsylvania Limited Fund

Class A	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008
Sales	617,187	985,042
Issued to shareholders electing to receive payments of distributions in Fund shares	37,273	74,547
Redemptions	(649,450)	(618,786)
Exchange from Class B shares	47,636	193,922
Net increase	52,646	634,725
Class B	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008
Sales	19,332	3,389
Issued to shareholders electing to receive payments of distributions in Fund shares	934	4,024
Redemptions	(6,806)	(56,469)
Exchange to Class A shares	(47,616)	(193,901)
Net decrease	(34,156)	(242,957)
Class C	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008
Sales	92,347	301,201
Issued to shareholders electing to receive payments of distributions in Fund shares	8,100	17,952
Redemptions	(156,112)	(353,647)
Net decrease	(55,665)	(34,494)

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at September 30, 2008, as determined on a federal income tax basis, were as follows:

AMT-Free Limited Fund

Aggregate cost	$38,286,875
Gross unrealized appreciation	$39,700
Gross unrealized depreciation	(2,289,961)
Net unrealized depreciation	$(2,250,261)

California Limited Fund

Aggregate cost	$30,308,589
Gross unrealized appreciation	$418,283
Gross unrealized depreciation	(1,327,368)
Net unrealized depreciation	$(909,085)

Massachusetts Limited Fund

Aggregate cost	$59,855,984
Gross unrealized appreciation	$1,095,464
Gross unrealized depreciation	(2,046,138)
Net unrealized depreciation	$(950,674)

New Jersey Limited Fund

Aggregate cost	$39,575,104
Gross unrealized appreciation	$790,606
Gross unrealized depreciation	(1,571,959)
Net unrealized depreciation	$(781,353)

New York Limited Fund

Aggregate cost	$95,179,214
Gross unrealized appreciation	$1,060,303
Gross unrealized depreciation	(4,549,229)
Net unrealized depreciation	$(3,488,926)

Ohio Limited Fund

Aggregate cost	$18,458,615
Gross unrealized appreciation	$476,327
Gross unrealized depreciation	(447,134)
Net unrealized appreciation	$29,193

Pennsylvania Limited Fund

Aggregate cost	$50,590,153
Gross unrealized appreciation	$1,097,911
Gross unrealized depreciation	(1,790,228)
Net unrealized depreciation	$(692,317)

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At September 30, 2008, the Massachusetts Limited Fund had a balance outstanding pursuant to this line of credit of $1,500,000 at an interest rate of 2.185%. The Funds' average borrowings or allocated fees during the six months ended September 30, 2008 were not significant.

10  Overdraft Advances

Pursuant to the respective custodian agreements, SSBT may, in its discretion, advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft, the Funds are obliged to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to SSBT. SSBT has a lien on a Fund's assets to the extent of any overdraft. At September 30, 2008, the Massachusetts Limited Fund had a payment due to SSBT pursuant to the foregoing arrangement of $38,575.

11  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at September 30, 2008 is as follows:

Futures Contracts

Fund	Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
AMT-Free		40
Limited	12/08	U.S. Treasury Bond	Short	$(4,706,110)	$(4,686,875)	$19,235
California		62
Limited	12/08	U.S. Treasury Bond	Short	$(7,294,471)	$(7,264,657)	$29,814

Fund	Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
Massachusetts		78
Limited	12/08	U.S. Treasury Bond	Short	$(9,186,729)	$(9,139,406)	$47,323
		41
	12/08	U.S. Treasury Note	Short	$(4,737,923)	$(4,699,625)	38,298
						$85,621
New Jersey		67
Limited	12/08	U.S. Treasury Bond	Short	$(7,882,734)	$(7,850,515)	$32,219
New York		99
Limited	12/08	U.S. Treasury Bond	Short	$(11,658,469)	$(11,600,016)	$58,453
		94
	12/08	U.S. Treasury Note	Short	$(10,862,555)	$(10,774,750)	87,805
						$146,258
Ohio		10
Limited	12/08	U.S. Treasury Bond	Short	$(1,178,403)	$(1,171,719)	$6,684
		15
	12/08	U.S. Treasury Note	Short	$(1,733,386)	$(1,719,375)	14,011
						$20,695
Pennsylvania		49
Limited	12/08	U.S. Treasury Bond	Short	$(5,769,578)	$(5,741,422)	$28,156
		40
	12/08	U.S. Treasury Note	Short	$(4,622,364)	$(4,585,000)	37,364
						$65,520

At September 30, 2008, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

12  Fair Value Measurements

The Funds adopted FASB Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective April 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2008, the inputs used in valuing the Funds' investments, which are carried at value, were as follows:

AMT-Free Limited Fund

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$19,235
Level 2	Other Significant Observable Inputs	36,036,614	—
Level 3	Significant Unobservable Inputs	—	—
Total		$36,036,614	$19,235

California Limited Fund

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$29,814
Level 2	Other Significant Observable Inputs	29,399,504	—
Level 3	Significant Unobservable Inputs	—	—
Total		$29,399,504	$29,814

Massachusetts Limited Fund

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$85,621
Level 2	Other Significant Observable Inputs	58,905,310	—
Level 3	Significant Unobservable Inputs	—	—
Total		$58,905,310	$85,621

New Jersey Limited Fund

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$32,219
Level 2	Other Significant Observable Inputs	38,793,751	—
Level 3	Significant Unobservable Inputs	—	—
Total		$38,793,751	$32,219

New York Limited Fund

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$146,258
Level 2	Other Significant Observable Inputs	91,690,288	—
Level 3	Significant Unobservable Inputs	—	—
Total		$91,690,288	$146,258

Ohio Limited Fund

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$20,695
Level 2	Other Significant Observable Inputs	18,487,808	—
Level 3	Significant Unobservable Inputs	—	—
Total		$18,487,808	$20,695

Pennsylvania Limited Fund

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$65,520
Level 2	Other Significant Observable Inputs	49,897,836	—
Level 3	Significant Unobservable Inputs	—	—
Total		$49,897,836	$65,520

*  Other financial instruments are futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Funds held no investments or other financial instruments as of March 31, 2008 whose fair value was determined using Level 3 inputs.

13  Recently Issued Accounting Pronouncement

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), "Disclosures about Derivative Instruments and Hedging Activities". FAS 161 requires enhanced disclosures about an entity's derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Funds' financial statement disclosures.

14  Name and Policy Change

Effective June 1, 2008, the name of the AMT-Free Limited Maturity Municipals Fund was changed from Eaton Vance Florida Plus Limited Maturity Municipals Fund. In connection with this change, the Fund adopted a policy not to invest in an obligation if the interest on that obligation is subject to the federal alternative minimum tax (AMT).

Eaton Vance Limited Maturity Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Limited Maturity Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreements of the following funds:

•  Eaton Vance California Limited Maturity Municipals Fund

•  Eaton Vance Florida Plus Limited Maturity Municipals Fund (currently known as Eaton Vance AMT-Free Limited Maturity Municipals Fund)

•  Eaton Vance Massachusetts Limited Maturity Municipals Fund

•  Eaton Vance New Jersey Limited Maturity Municipals Fund

•  Eaton Vance New York Limited Maturity Municipals Fund

•  Eaton Vance Ohio Limited Maturity Municipals Fund

•  Eaton Vance Pennsylvania Limited Maturity Municipals Fund

(the "Funds"), each with Boston Management and Research (the "Adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. Specifically, the Board considered the Adviser's large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The

Eaton Vance Limited Maturity Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board also considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreement.

Fund Performance

The Board compared each Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2007 for each Fund in operation over such periods. On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by each Fund (referred to collectively as "management fees"). As part of its review, the Board considered each Fund's management fee and total expense ratio for the one year period ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fees charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and, if applicable, its affiliates in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Funds.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Limited Maturity Municipals Funds

OFFICERS AND TRUSTEES

Officers
Cynthia J. Clemson
President
William H. Ahern, Jr.
Vice President
Craig R. Brandon
Vice President
Robert B. MacIntosh
Vice President
Thomas M. Metzold
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Chief Legal Officer and
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Heidi L. Steiger Lynn A. Stout

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Eaton Vance Limited Maturity Municipals Funds
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Limited Maturity Municipals Funds
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Limited Maturity Municipals Funds
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully a Fund's investment objective(s), risks, and charges and expenses. The Funds' current prospectus contains this and other information about the Funds and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

442-11/08  7LTFSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial

Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	November 11, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 11, 2008

By:	/s/Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	November 11, 2008